As filed with the Securities and Exchange Commission January 16, 2026

1933 Act Registration No. 333-264900

1940 Act Registration No. 811-23801

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒
and/or
Registration Statement Under the Investment Company Act of 1940
Amendment No. 45	☒

Bitwise Funds Trust

250 Montgomery Street, Suite 200

San Francisco, California 94104
(415) 707-3663

Delaware Trust Company

251 Little Falls Drive
Wilmington, New Castle County, Delaware 19808

(Name and Address of Agent for Service)

Copy to:

Richard J. Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Hunter Horsley

Johanna Collins-Wood, Esq.
Bitwise Asset Management, Inc.
250 Montgomery Street, Suite 200
San Francisco, California 94104

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On January 20, 2026 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A – Prospectus for Bitwise Proficio Currency Debasement ETF

Part B – Statement of Additional Information for Bitwise Proficio Currency Debasement ETF

Part C – Other Information

Signatures

Index to Exhibits

Exhibits

Prospectus

Bitwise Proficio Currency Debasement ETF

(NYSE Arca—BPRO)

January 20, 2026

Bitwise Proficio Currency Debasement ETF (the “Fund”) is a series of Bitwise Funds Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”).

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Bitwise Proficio Currency Debasement ETF

Investment Objective

The Fund’s primary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.11%

Total Fund Operating Expenses	0.96%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$98	$306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks to provide capital appreciation through investments in instruments that are likely to increase in value as a result of a decline in value or purchasing power of major currencies, including the U.S. dollar, a phenomenon referred to as “currency debasement.” Currency debasement may arise as a result of inflation, excessive money supply growth or governmental policies that undermine confidence in major currencies, among other causes. The Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), and investment sub-adviser, Proficio Capital Partners LLC (“Proficio” or the “Sub-Adviser”), seek to construct the Fund’s portfolio such that it has exposure to certain asset classes that are, in the determination of the Adviser and/or Sub-Adviser, best positioned to increase in value as a result of currency debasement. Such assets include precious metals, cryptocurrencies, certain currencies and structured products that seek to provide investment returns consistent with the Fund’s objective. The Fund will seek exposure to these asset classes through utilization of one or more of the following investment instruments:

1.	Exchange-traded products (“ETPs”). The Fund will invest in ETPs that directly hold precious metals (such as gold, silver, platinum, palladium) or cryptocurrencies (such as bitcoin) judged by the Adviser or Sub-Adviser to be more likely to maintain their value over time, referred to as “store-of-value cryptocurrencies,” such as bitcoin (each, a “Commodity ETP”). The Fund may invest in Commodity ETPs that utilize derivatives and employ leveraged and inverse investment strategies.

2.	Exchange-traded funds (“ETFs”) registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund may invest in ETFs that invest at least 80% of their net assets in companies principally engaged in the mining of gold, silver or other precious metals (“Precious Metal Mining Companies”) or ETFs that utilize derivatives to provide inverse or leveraged exposure to Precious Metal Mining Companies (each, a “Commodity Miner ETF”).

3.	Equity and debt securities. The Fund may invest in the equity or debt securities issued by Precious Metal Mining Companies and companies principally engaged in the mining of store-of-value cryptocurrencies, such as bitcoin (“Crypto Mining Companies,” and with Precious Metal Mining Companies, “Mining Companies”).

4.	Sovereign debt securities. The Fund may invest in debt securities issued by governments or their instrumentalities and agencies.

5.	Currencies. The Fund may hold U.S. dollars and other non-U.S. currencies.

6.	Structured products. The Fund may invest in structured products issued by financial institutions that provide a return linked to the performance of reference assets such as precious metals or digital assets. Such products may seek to provide returns that modify the performance characteristics of the underlying reference assets, for example, by limiting the losses and/or capping the gains a direct investment would produce. The Fund will generally invest in structured notes providing a return based on the performance of an index or index-tracking ETF, but may also invest in structured notes based on the return of one or more individual companies (such as Precious Metal Mining Companies or Crypto Mining Companies).

7.	Options. The Fund may utilize options contracts, including options structured as both short and long calls and puts. A long call is an options strategy where the investor buys a call option, gaining the right to purchase the underlying asset at a set strike price. A short call involves selling a call option, obligating the seller to deliver the asset if exercised. A long put is when the investor buys a put option, giving them the right to sell the underlying asset at a specified strike price. A short put entails selling a put option, obligating the seller to buy the asset if exercised. Each position reflects different expectations about the future price movement of the underlying asset.

The Fund does not have a pre-determined allocation between the various asset classes. Instead, the Fund’s allocation will be based upon a “top down” and “bottom up” investment methodology that incorporates both macroeconomic views and proprietary quantitative modeling to determine investment vehicle selection. The Adviser and Sub-Adviser will review the Fund’s portfolio at least weekly in determining the allocation of the Fund’s investments.

The Fund will not invest directly in bitcoin or any other cryptocurrency.

The Fund’s investments will be concentrated in investments that provide exposure to gold.

Additional Information Regarding Commodity ETPs

Certain of the ETPs in which the Fund may invest are organized as Delaware statutory trusts registered under the Securities Act of 1933 (the “Securities Act’), issuing shares that represent fractional, undivided beneficial interests in their respective net assets, which consist almost exclusively of a precious metal (such as gold, silver, platinum, palladium), a cryptocurrency (such as bitcoin) or other commodities, as applicable (“U.S. ETPs”). Such ETPs are also registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and are subject to the informational requirements of the Exchange Act.

Certain other ETPs in which the Fund may invest are structured as closed-end mutual fund trusts that are registered with the Ontario Securities Commission (“OSC”) and whose units are listed for trading on the Toronto Stock Exchange (“Canadian ETPs”). Canadian ETPs may be offered to U.S. investors (such as the Fund) through a registration under the Securities Act available to certain Canadian issuers under the U.S.-Canada Multijurisdictional Disclosure System (“MJDS”). Under the MJDS, Canadian ETPs’ primary disclosure obligations are under Canadian securities law. Such disclosure is typically less detailed and less frequent than U.S. disclosure reporting obligations.

Certain other ETPs in which the Fund may invest are organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). These ETPs may be structured as exchange-traded notes, exchange-traded products or similar vehicles, and their securities are listed for trading on European regulated markets, such as the SIX Swiss Exchange, Deutsche Börse, or Euronext. Shares or units of these European ETPs represent fractional, undivided beneficial interests in their respective assets. European ETPs are subject to the disclosure and reporting requirements of the relevant European regulatory authorities, which may differ from, and in certain respects be less detailed or less frequent than, the disclosure and reporting obligations applicable to U.S. ETPs or Canadian ETPs.

Regardless of the organizational form of the Commodity ETPs, they are not registered as investment companies under the 1940 Act, and thus investors in such ETPs (such as the Fund) are not given the protections of 1940 Act-registered investment vehicles. Additionally, their sponsors are not registered with the SEC as investment advisers and are therefore not subject to SEC regulation in that capacity with respect to their activities related to managing the Commodity ETPs. Moreover, the Commodity ETPs are not classified as commodity pools under the Commodity Exchange Act of 1936 (the “CEA”), and consequently, the sponsors are not regulated by the Commodity Futures Trading Commission (the “CFTC”) as commodity pool operators or commodity trading advisors with respect to their operation of the Commodity ETPs.

Additional Information Regarding Structured Products

Structured notes are debt securities, typically issued by financial institutions that offer a return based on underlying securities, ETFs, interest rates, commodities, currencies or other financial instruments or a combination thereof.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid-ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Gold Risk. Gold prices are affected by the physical supply of gold from mining and recycling, as well as demand from sectors such as jewelry, technology and central bank purchases. Changes in production levels, mining costs and geopolitical developments in gold-producing countries may materially impact supply. Additionally, gold is often viewed as a hedge against inflation and currency devaluation. Accordingly, changes in interest rates, inflation expectations or monetary policy actions by central banks can significantly affect gold prices. A rise in interest rates may reduce the appeal of gold, which does not produce interest income. Gold is also commonly perceived as a “safe haven” asset during periods of political instability, market stress or global economic downturns. However, there is no guarantee that gold will provide the sought-after returns during such periods. Conversely, during periods of economic expansion or risk-on sentiment, investor demand for gold may diminish, adversely affecting its price. Changes in regulations affecting gold trading or the taxation of precious metals may also affect the market for gold and, therefore, the Fund’s performance. If the value of gold declines, or if the price of gold fails to rise during periods of inflation, currency devaluation or financial stress, the Fund’s investments could underperform or experience significant losses. There is no assurance that gold will maintain its historical role as a store of value or inflation hedge in future market environments.

Bitcoin Risk. Bitcoin remains a volatile and evolving asset subject to significant market fluctuations, uncertainty and speculative investment interest. Although increased institutional adoption and regulatory clarity have recently improved market stability and broader acceptance, the value of bitcoin continues to be influenced substantially by market sentiment, speculative demand and macroeconomic factors rather than traditional fundamental analysis alone. The further development and sustained acceptance of the Bitcoin network are dependent on a variety of complex factors, including technological advancements, regulatory developments, institutional participation and broader public adoption. While regulatory oversight of bitcoin and related digital assets has notably increased, particularly in jurisdictions like the United States and Europe, the global regulatory landscape remains fragmented. Sudden or significant regulatory actions, including new legislation, enforcement actions against key market participants, or policy shifts, can still materially impact bitcoin’s valuation and liquidity. Bitcoin markets remain susceptible to manipulation, fraud, theft, cybersecurity incidents and operational disruptions, especially on trading platforms that lack robust regulatory oversight or proper cybersecurity standards. Furthermore, a significant concentration of bitcoin holdings among a limited number of large holders, often referred to as “whales,” continues to pose risks of price volatility or manipulation through coordinated transactions. Technological risks remain inherent in bitcoin and its underlying blockchain network. While advancements such as Layer 2 scaling solutions (e.g., the Lightning Network) have made meaningful progress toward addressing scalability and usability concerns, these technologies are still evolving and carry risks of technical vulnerabilities, hacking and operational failures that may undermine confidence or negatively affect bitcoin’s value. The potential for blockchain forks, where disagreements among developers and stakeholders lead to competing blockchains, continues to exist. Although fewer contentious forks have occurred in recent times, such events could reoccur, introducing market confusion, diluting value or weakening confidence in the Bitcoin blockchain. Competition from alternative blockchain networks and digital assets remains strong. Networks like Ethereum and other blockchain platforms with smart contract capabilities, privacy features or superior scalability may attract broader adoption, thereby reducing bitcoin’s relative attractiveness or limiting its potential as an alternative payment system or digital store of value. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of bitcoin, consequently impacting the value of Fund Shares.

Palladium Risk. Palladium is characterized by high price volatility due to its narrow supply base and concentrated demand profile. Demand is heavily concentrated in the automotive sector, where palladium is used in catalytic converters for gasoline engines. Shifts in automotive technology, such as increased adoption of electric vehicles, substitution with platinum or other materials, or changes in environmental regulations, can materially impact palladium demand. Limited above-ground stockpiles and a relatively illiquid market further amplify price swings. Supply is dominated by a small number of producing countries, particularly Russia and South Africa. This geographic concentration exposes palladium to significant geopolitical and operational risks. In Russia, palladium production is dominated by a small number of companies, and supply can be disrupted by political instability, sanctions, trade restrictions or government policy shifts. International tensions and sanctions currently related to Russia’s invasion of Ukraine, in particular, could impair the ability to export palladium, constraining global supply and driving volatility in prices. South Africa, meanwhile, faces risks tied to labor unrest, power shortages, infrastructure challenges, and political uncertainty, each of which can interrupt mining operations and exports. South Africa’s mining industry has historically been subject to frequent labor disputes, electricity shortages, regulatory uncertainty, and social unrest, all of which can result in production curtailments or export delays. These geopolitical risks, combined with the concentrated supply base, heighten palladium’s vulnerability to price shocks and may materially and adversely affect the value of palladium and investment products linked to it.

Platinum Risk. Platinum’s value is influenced by its limited and geographically concentrated supply, primarily from South Africa and Russia, and by its diverse industrial demand profile. Platinum is used extensively in the automotive industry for catalytic converters in diesel engines, in jewelry, and in chemical, petroleum and medical applications. Substitution dynamics between platinum and palladium in the automotive sector are a key driver of demand, as is the longer-term impact of shifts toward electric vehicles and renewable technologies. Supply is dominated by a small number of producing countries, particularly Russia and South Africa. This geographic concentration exposes palladium to significant geopolitical and operational risks. In Russia, platinum production is dominated by a small number of companies, and supply can be disrupted by political instability, sanctions, trade restrictions or government policy shifts. International tensions and sanctions currently related to Russia’s invasion of Ukraine, in particular, could impair the ability to export platinum, constraining global supply and driving volatility in prices. South Africa, meanwhile, faces risks tied to labor unrest, power shortages, infrastructure challenges, and political uncertainty, each of which can interrupt mining operations and exports. South Africa’s mining industry has historically been subject to frequent labor disputes, electricity shortages, regulatory uncertainty, and social unrest, all of which can result in production curtailments or export delays. These geopolitical risks, combined with the concentrated supply base, heighten palladium’s vulnerability to price shocks and may materially and adversely affect the value of platinum and investment products linked to it.

Silver Risk. Silver’s price is influenced by a combination of investment demand and industrial usage, making it more volatile and economically sensitive than gold. Unlike gold, which is driven primarily by monetary and investment factors, silver derives a substantial portion of its demand from industrial applications. These include electronics, semiconductors, medical instruments, and, increasingly, solar photovoltaic panels, where silver’s conductivity and durability make it a critical input in renewable energy technologies. As such, silver prices are heavily affected by global manufacturing cycles, energy transition policies and technological innovation. A slowdown in industrial activity, substitution with alternative materials, or technological advances that reduce silver intensity could materially reduce demand and depress prices. As it relates to supply, silver is often produced as a byproduct of mining for other metals such as copper, lead, and zinc, meaning its supply is less responsive to changes in silver prices. This byproduct dynamic can create supply-demand imbalances and exacerbate price swings. Furthermore, silver’s relatively smaller and less liquid market compared to gold makes it more vulnerable to speculative trading, investor sentiment, and short-term shifts in macroeconomic conditions such as inflation expectations, currency fluctuations and interest rate changes.

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Commodity ETPs Risk. The Fund will invest in shares issued by Commodity ETPs. Such ETPs are not registered under the 1940 Act and therefore investors in shares of such ETPs are not given the protection offered by 1940 Act-registered investment vehicles. Additionally, their sponsors are not registered with the SEC as investment advisers and, therefore, are not subject to SEC regulation in that capacity with respect to their activities related to managing the Commodity ETPs. Moreover, the Commodity ETPs are not classified as commodity pools under the CEA, and consequently, the sponsors are not regulated by the CFTC as commodity pool operators or commodity trading advisors with respect to their operation of the Commodity ETPs.

For those Commodity ETPs structured as Canadian ETPs, the shares of such ETPs are registered with the OSC and not the SEC. Canadian investment companies are generally subject to less stringent regulations than U.S. investment companies. While Canadian ETPs are subject to regulations set by the OSC, such rules are less burdensome than U.S. requirements, including much less prescriptive disclosure requirements. Additionally, Canada does not have an equivalent to the 1940 Act, resulting in fewer operational constraints on Canadian investment companies. Additionally, the Canadian ETPs are structured as closed-end mutual funds. Shares of closed-end mutual funds trade on exchanges at market prices rather than net asset value and cannot be redeemed on demand. Accordingly, closed-end mutual fund shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

For those Commodity ETPs structured as European ETPs, the shares of such ETPs are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. or Canadian standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States or Canada. The legal and regulatory environment for cryptocurrencies and related ETPs in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of these investments. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies.

Commodity Miner ETFs Risk. The Fund will invest in shares issued by Commodity Miner ETFs. These ETFs are registered under the 1940 Act and are subject to many of the same risks as the Fund, including Market Risk, Current Market Conditions Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk. Please note that as a shareholder in such ETFs, the Fund, like all shareholders in ETFs, will be responsible for paying its pro-rata share of the expenses of such ETFs. In addition, such ETFs invest at least 80% of their assets in securities issued by Precious Metal Mining Companies or ETFs that utilize derivatives to provide inverse or leveraged exposure to Precious Metal Mining Companies. Depending on the underlying asset of such ETFs, Commodity Miner ETFs may also be subject to Gold Risk or Silver Risk. These ETFs are also subject to the risks inherent in investments in Mining Companies, set forth below in “Mining Companies Risk.”

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to gold.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Currency Risk. Investments in currencies involve significant risks that may affect the value of Fund Shares. The Fund’s exposure to foreign currencies subjects it to fluctuations in currency exchange rates relative to the U.S. dollar. Changes in currency values can occur rapidly and unpredictably due to a variety of factors, including changes in interest rates, monetary policy, inflation, political or economic developments, and market perceptions of governmental stability. The Fund is also be exposed to risks associated with government intervention in currency markets, currency controls or restrictions on the repatriation of investment income or capital. The Fund’s net asset value may decline if the value of a non-U.S. currency falls relative to the U.S. dollar.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Custody Risk. The value of the Fund’s investments in such Commodity ETPs is directly dependent on the ability of the ETPs and their custodians to securely store the underlying assets. Precious metals and digital assets (such as bitcoin) are attractive targets for theft, fraud, cyberattacks and other forms of misappropriation. While custodians generally maintain vaulting, technological safeguards, and auditing procedures, no set of protections can eliminate the risk of loss, breach or operational failure. In the case of digital assets such as bitcoin, custodians face heightened risks associated with hacking, malware and unauthorized access to private keys. Assets held in pooled or omnibus accounts, including trading accounts that are not fully segregated, may be particularly vulnerable to counterparty default, commingling, or insolvency. A significant custody breach, whether involving the theft, loss, or destruction of underlying gold, silver, platinum, palladium or bitcoin, could result in catastrophic losses for the affected ETP, impair its ability to meet redemption requests and materially reduce its net asset value. In turn, the Fund’s investment in such ETPs could suffer substantial or total losses, regardless of broader market conditions. Because the Fund relies on third-party custodians selected by the ETPs, it has limited ability to control or monitor the implementation of security procedures, and there can be no assurance that custodians will be successful in safeguarding the assets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Leveraged or Inverse ETF/ETP Risk. Inverse and leveraged ETPs/ETFs seek daily investment results that correspond to a multiple (positive or negative) of the daily performance of a specific benchmark. They are designed to rise or fall in price based on the direction and magnitude of the underlying benchmark’s daily movements. While they are subject to many of the same risks as traditional ETPs/ETFs, inverse and leveraged ETPs/ETFs “reset” over short periods of time, typically daily, meaning they are designed to deliver their stated returns only for the length of their reset periods, and are not intended to achieve their stated objectives intraday or over periods longer than the reset period. Due to the structure of these products, their rebalancing methodologies, and the effect of compounding, extended holdings beyond the reset period can lead to results that differ significantly from the benchmark’s average return or simple multiple over the same period. This difference can be magnified in volatile markets. Additionally, inverse and leveraged ETPs/ETFs may have lower trading volumes, may be less tax efficient than traditional ETPs/ETFs, and may be subject to additional regulation. To the extent that these ETPs/ETFs invest in derivatives, investments in such ETPs/ETFs will be subject to the risks associated with derivatives. For these reasons, inverse and leveraged ETPs/ETFs are typically considered to be riskier investments than traditional ETPs/ETFs.

Liquidity Risk. The Fund may have investments that it may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the investment’s prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail other transaction costs that are higher than those for liquid securities.

Mining Companies Risk. Companies engaged in mining activities are subject to significant risks and uncertainties. Their revenues are highly dependent on the market price of the mined output, which can be volatile and driven by global economic conditions, investor sentiment, technological change and geopolitical developments. Mining operations are capital-intensive and energy-intensive, exposing companies to fluctuations in power costs, equipment availability and financing access. Operational challenges such as equipment failure, downtime, environmental incidents, labor disputes or community opposition can materially reduce output and increase costs. Companies also face evolving regulatory, permitting, tax, and environmental compliance requirements, any of which may restrict operations or impose costly obligations. In addition, concentration of production at limited sites or reliance on a small number of customers, contractors, or counterparties heightens business interruption and credit risk. There can be no assurance that companies will maintain profitability, secure adequate resources, or sustain operations under adverse market or regulatory conditions.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology, or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Adviser or Sub-Adviser to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying reference assets and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

Section 351 Tax Risks. The Fund was initially formed through a transaction that was intended to qualify as a non-taxable transaction under Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). Assuming such transaction was successful, the Fund will inherit the bases of the assets contributed by the initial contributors. The bases of these assets may be below fair market value at the time of the contribution. A sale of the contributed assets could result in a higher level of gain recognition to the Fund than would have occurred if the initial contributors had contributed cash and the Fund had purchased the same assets in the market. Such additional gain may require the Fund to make greater distributions than would otherwise be required, and, potentially, reduce the shareholders’ return on investment. A Section 351 transaction with multiple contributors requires that certain facts would be true in respect of all the initial contributors. If the required conditions are not true in respect of any of the initial contributors, the Section 351 transaction may fail in respect of all the initial contributors, resulting in the initial contributors recognizing gain or loss on the exchange of assets for Fund Shares. If the Section 351 transaction is disqualified, the Fund may have higher bases in its assets that is reflected on its records, reducing the amount of gain recognized by the Fund, and converting some distributions that were thought to be capital gain distributions to return of capital distributions. Both the Fund and shareholders may need to amend prior returns if such a result were to occur.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share, and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Sovereign Debt Securities Risk. Sovereign debt securities are issued or guaranteed by governmental entities. Investments in such securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt. Such delays or refusals may be due to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. A governmental entity may default on its obligations or may require renegotiation as to maturity or interest rate units of debt payments. Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. A restricting or default of sovereign debt security may cause additional impacts on financial markets such as downgrades to credit ratings, disruptions in trading markets, reduced liquidity and increase volatility. Additionally, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment-grade.

Structured Products Risk. The Fund may invest in structured products issued by financial institutions, which provide returns linked to the performance of reference assets such as precious metals or cryptocurrencies. Structured products are complex financial instruments that may include derivatives and are designed to achieve specific risk-return profiles, such as limiting losses or capping gains relative to the underlying reference asset. Investments in such products involve significant risks, including issuer credit risk. Structured products are unsecured obligations of the issuing financial institution and the Fund may lose some or all of its investment if the issuer becomes insolvent. Such products also typically seek to modify the performance of the underlying reference asset by using features such as loss limits, gain caps or participation rates. Such features may result in the Fund receiving less than the full appreciation of the reference asset or incurring greater losses than a direct investment. Structured products may be illiquid and not actively traded in secondary markets, potentially affecting the Fund’s ability to sell such products at desired times or prices. In addition, the value of structured products may be difficult to determine, particularly if there is no active secondary market. Structured products may involve complex terms, conditions, and payoff structures that are difficult to understand and evaluate, and the lack of transparency regarding the underlying components, calculation methodologies, and risk exposures may increase the risk of unexpected losses. Lastly, the tax treatment of structured products may be uncertain and subject to change.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares. Certain of the Fund’s investments may produce income that do not satisfy the RIC income requirements. In general, a RIC must have no more than 10% of its gross income from non-qualifying sources. Subject to certain reasonable cause exceptions, if the Fund has over 10% of its gross income from non-qualifying sources in any taxable year, it will be taxed as a corporation and subject to the regular corporate income tax. A failure to qualify as a RIC may also subject the Fund to certain excise taxes on redemptions of Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange or in times of market turmoil or reduced liquidity. This may also occur if the Adviser determines that the value of an asset or security is stale or unreliable. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers. This risk is heightened for Fund investments in European ETPs. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies.

Volatility Risk. The Fund is expected to experience significant volatility as a result of its exposure to precious metals and cryptocurrencies. Each of these assets is subject to substantial price fluctuations driven by distinct and, at times, uncorrelated factors. While certain of these assets are influenced by global supply and demand dynamics, macroeconomic conditions, currency fluctuations, interest rate changes, inflation expectations, and geopolitical events, others, such as bitcoin, are primarily affected by market sentiment, regulatory developments, technological risks and speculative trading activity. Silver, platinum and palladium are additionally impacted by cyclical industrial demand, substitution effects, and concentrated supply sources, which may amplify volatility. Cryptocurrencies have historically exhibited extreme short-term price swings relative to precious metals, reflecting the evolving regulatory environment, technological infrastructure and concentration of holdings. Correlations among these assets can shift unexpectedly, particularly during periods of market stress, resulting in price movements that may be more severe than those experienced by traditional asset classes. As a result, the Fund’s net asset value may fluctuate significantly over short periods of time, and investors in the Fund should be prepared for the possibility of substantial losses.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.BPROetf.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Bitwise Investment Manager, LLC

Investment Sub-Adviser: Proficio Capital Partners LLC

Portfolio Managers: Robert Haber, CFA, Matthew Wosk, Sheldon Hanau, Gregory Burke, CFA and Reed Malas, CFA are the individuals that are primarily and jointly responsible for the day-to-day management of the Fund. Each has served as portfolio manager since the Fund’s inception in January 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks, and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.BPROetf.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income, and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Foreside Fund Services, LLC, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Bitwise Funds Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with the requirement.

Additional Information Regarding the Fund’s Principal Investment Strategy

The Fund is an actively managed ETF that seeks to provide capital appreciation through investments in instruments that are likely to increase in value as a result of a decline in value or purchasing power of major currencies, including the U.S. dollar, a phenomenon referred to as “currency debasement.” Currency debasement may arise as a result of inflation, excessive money supply growth or governmental policies that undermine confidence in major currencies, among other causes. The Fund’s investment adviser, BIM, and investment sub-adviser, Proficio, seek to construct the Fund’s portfolio such that it has exposure to certain asset classes that are, in the determination of the Adviser and/or Sub-Adviser, best positioned to increase in value as a result of currency debasement. Such assets include precious metals, cryptocurrencies, certain currencies and structured products that seek to provide investment returns consistent with the Fund’s objective. The Fund will seek exposure to these asset classes through utilization of one or more of the following investment instruments:

1.	ETPs. The Fund will invest in ETPs that directly hold precious metals (such as gold, silver, platinum, palladium) or cryptocurrencies (such as bitcoin) judged by the Adviser or Sub-Adviser to be more likely to maintain their value over time, referred to as “store-of-value cryptocurrencies,” such as bitcoin. The Fund may invest in Commodity ETPs that utilize derivatives and employ leveraged and inverse investment strategies.

2.	ETFs registered under the 1940 Act. The Fund may invest in ETFs that invest at least 80% of their net assets in companies principally engaged in the mining of gold, silver or other precious metals or ETFs that utilize derivatives to provide inverse or leveraged exposure to Precious Metal Mining Companies.

3.	Equity and debt securities. The Fund may invest in the equity or debt securities issued by Precious Metal Mining Companies and companies principally engaged in the mining of store-of-value cryptocurrencies, such as bitcoin.

4.	Sovereign debt securities. The Fund may invest in debt securities issued by governments or their instrumentalities and agencies.

5.	Currencies. The Fund may hold U.S. dollars and other non-U.S. currencies.

6.	Structured products. The Fund may invest in structured products issued by financial institutions that provide a return linked to the performance of reference assets such as precious metals or digital assets. Such products may seek to provide returns that modify the performance characteristics of the underlying reference assets, for example, by limiting the losses and/or capping the gains a direct investment would produce. The Fund will generally invest in structured notes providing a return based on the performance of an index or index-tracking ETF, but may also invest in structured notes based on the return of one or more individual companies (such as Precious Metal Mining Companies or Crypto Mining Companies).

7.	Options. The Fund may utilize options contracts, including options structured as both short and long calls and puts. A long call is an options strategy where the investor buys a call option, gaining the right to purchase the underlying asset at a set strike price. A short call involves selling a call option, obligating the seller to deliver the asset if exercised. A long put is when the investor buys a put option, giving them the right to sell the underlying asset at a specified strike price. A short put entails selling a put option, obligating the seller to buy the asset if exercised. Each position reflects different expectations about the future price movement of the underlying asset.

The Fund does not have a pre-determined allocation between the various asset classes. Instead, the Fund’s allocation will be based upon a “top down” and “bottom up” investment methodology that incorporates both macroeconomic views and proprietary quantitative modeling to determine investment vehicle selection. The Adviser and Sub-Adviser will review the Fund’s portfolio at least weekly in determining the allocation of the Fund’s investments.

The Fund will not invest directly in bitcoin or any other cryptocurrency.

The Fund’s investments will be concentrated in investments that provide exposure to gold.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid-ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Gold Risk. Gold prices are affected by the physical supply of gold from mining and recycling, as well as demand from sectors such as jewelry, technology and central bank purchases. Changes in production levels, mining costs and geopolitical developments in gold-producing countries may materially impact supply. Additionally, gold is often viewed as a hedge against inflation and currency devaluation. Accordingly, changes in interest rates, inflation expectations or monetary policy actions by central banks can significantly affect gold prices. A rise in interest rates may reduce the appeal of gold, which does not produce interest income. Gold is also commonly perceived as a “safe haven” asset during periods of political instability, market stress or global economic downturns. However, there is no guarantee that gold will provide the sought-after returns during such periods. Conversely, during periods of economic expansion or risk-on sentiment, investor demand for gold may diminish, adversely affecting its price. Changes in regulations affecting gold trading or the taxation of precious metals may also affect the market for gold and, therefore, the Fund’s performance. If the value of gold declines, or if the price of gold fails to rise during periods of inflation, currency devaluation or financial stress, the Fund’s investments could underperform or experience significant losses. There is no assurance that gold will maintain its historical role as a store of value or inflation hedge in future market environments.

Bitcoin Risk. Bitcoin remains a volatile and evolving asset subject to significant market fluctuations, uncertainty and speculative investment interest. Although increased institutional adoption and regulatory clarity have recently improved market stability and broader acceptance, the value of bitcoin continues to be influenced substantially by market sentiment, speculative demand and macroeconomic factors rather than traditional fundamental analysis alone. The further development and sustained acceptance of the Bitcoin network are dependent on a variety of complex factors, including technological advancements, regulatory developments, institutional participation and broader public adoption. While regulatory oversight of bitcoin and related digital assets has notably increased, particularly in jurisdictions like the United States and Europe, the global regulatory landscape remains fragmented. Sudden or significant regulatory actions, including new legislation, enforcement actions against key market participants, or policy shifts, can still materially impact bitcoin’s valuation and liquidity. Bitcoin markets remain susceptible to manipulation, fraud, theft, cybersecurity incidents and operational disruptions, especially on trading platforms that lack robust regulatory oversight or proper cybersecurity standards. Furthermore, a significant concentration of bitcoin holdings among a limited number of large holders, often referred to as “whales,” continues to pose risks of price volatility or manipulation through coordinated transactions. Technological risks remain inherent in bitcoin and its underlying blockchain network. While advancements such as Layer 2 scaling solutions (e.g., the Lightning Network) have made meaningful progress toward addressing scalability and usability concerns, these technologies are still evolving and carry risks of technical vulnerabilities, hacking and operational failures that may undermine confidence or negatively affect bitcoin’s value. The potential for blockchain forks, where disagreements among developers and stakeholders lead to competing blockchains, continues to exist. Although fewer contentious forks have occurred in recent times, such events could reoccur, introducing market confusion, diluting value or weakening confidence in the Bitcoin blockchain. Competition from alternative blockchain networks and digital assets remains strong. Networks like Ethereum and other blockchain platforms with smart contract capabilities, privacy features or superior scalability may attract broader adoption, thereby reducing bitcoin’s relative attractiveness or limiting its potential as an alternative payment system or digital store of value. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of bitcoin, consequently impacting the value of Fund Shares.

Palladium Risk. Palladium is characterized by high price volatility due to its narrow supply base and concentrated demand profile. Demand is heavily concentrated in the automotive sector, where palladium is used in catalytic converters for gasoline engines. Shifts in automotive technology, such as increased adoption of electric vehicles, substitution with platinum or other materials, or changes in environmental regulations, can materially impact palladium demand. Limited above-ground stockpiles and a relatively illiquid market further amplify price swings. Supply is dominated by a small number of producing countries, particularly Russia and South Africa. This geographic concentration exposes palladium to significant geopolitical and operational risks. In Russia, palladium production is dominated by a small number of companies, and supply can be disrupted by political instability, sanctions, trade restrictions or government policy shifts. International tensions and sanctions currently related to Russia’s invasion of Ukraine, in particular, could impair the ability to export palladium, constraining global supply and driving volatility in prices. South Africa, meanwhile, faces risks tied to labor unrest, power shortages, infrastructure challenges, and political uncertainty, each of which can interrupt mining operations and exports. South Africa’s mining industry has historically been subject to frequent labor disputes, electricity shortages, regulatory uncertainty, and social unrest, all of which can result in production curtailments or export delays. These geopolitical risks, combined with the concentrated supply base, heighten palladium’s vulnerability to price shocks and may materially and adversely affect the value of palladium and investment products linked to it.

Platinum Risk. Platinum’s value is influenced by its limited and geographically concentrated supply, primarily from South Africa and Russia, and by its diverse industrial demand profile. Platinum is used extensively in the automotive industry for catalytic converters in diesel engines, in jewelry, and in chemical, petroleum and medical applications. Substitution dynamics between platinum and palladium in the automotive sector are a key driver of demand, as is the longer-term impact of shifts toward electric vehicles and renewable technologies. Supply is dominated by a small number of producing countries, particularly Russia and South Africa. This geographic concentration exposes palladium to significant geopolitical and operational risks. In Russia, platinum production is dominated by a small number of companies, and supply can be disrupted by political instability, sanctions, trade restrictions or government policy shifts. International tensions and sanctions currently related to Russia’s invasion of Ukraine, in particular, could impair the ability to export platinum, constraining global supply and driving volatility in prices. South Africa, meanwhile, faces risks tied to labor unrest, power shortages, infrastructure challenges, and political uncertainty, each of which can interrupt mining operations and exports. South Africa’s mining industry has historically been subject to frequent labor disputes, electricity shortages, regulatory uncertainty, and social unrest, all of which can result in production curtailments or export delays. These geopolitical risks, combined with the concentrated supply base, heighten palladium’s vulnerability to price shocks and may materially and adversely affect the value of platinum and investment products linked to it.

Silver Risk. Silver’s price is influenced by a combination of investment demand and industrial usage, making it more volatile and economically sensitive than gold. Unlike gold, which is driven primarily by monetary and investment factors, silver derives a substantial portion of its demand from industrial applications. These include electronics, semiconductors, medical instruments, and, increasingly, solar photovoltaic panels, where silver’s conductivity and durability make it a critical input in renewable energy technologies. As such, silver prices are heavily affected by global manufacturing cycles, energy transition policies and technological innovation. A slowdown in industrial activity, substitution with alternative materials, or technological advances that reduce silver intensity could materially reduce demand and depress prices. As it relates to supply, silver is often produced as a byproduct of mining for other metals such as copper, lead, and zinc, meaning its supply is less responsive to changes in silver prices. This byproduct dynamic can create supply-demand imbalances and exacerbate price swings. Furthermore, silver’s relatively smaller and less liquid market compared to gold makes it more vulnerable to speculative trading, investor sentiment, and short-term shifts in macroeconomic conditions such as inflation expectations, currency fluctuations and interest rate changes.

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Commodity ETPs Risk. The Fund will invest in shares issued by Commodity ETPs. Such ETPs are not registered under the 1940 Act and therefore investors in shares of such ETPs are not given the protection offered by 1940 Act-registered investment vehicles. Additionally, their sponsors are not registered with the SEC as investment advisers and, therefore, are not subject to SEC regulation in that capacity with respect to their activities related to managing the Commodity ETPs. Moreover, the Commodity ETPs are not classified as commodity pools under the CEA, and consequently, the sponsors are not regulated by the CFTC as commodity pool operators or commodity trading advisors with respect to their operation of the Commodity ETPs.

For those Commodity ETPs structured as Canadian ETPs, the shares of such ETPs are registered with the OSC and not the SEC. Canadian investment companies are generally subject to less stringent regulations than U.S. investment companies. While Canadian ETPs are subject to regulations set by the OSC, such rules are less burdensome than U.S. requirements, including much less prescriptive disclosure requirements. Additionally, Canada does not have an equivalent to the 1940 Act, resulting in fewer operational constraints on Canadian investment companies. Additionally, the Canadian ETPs are structured as closed-end mutual funds. Shares of closed-end mutual funds trade on exchanges at market prices rather than net asset value and cannot be redeemed on demand. Accordingly, closed-end mutual fund shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

For those Commodity ETPs structured as European ETPs, the shares of such ETPs are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. or Canadian standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States or Canada. The legal and regulatory environment for cryptocurrencies and related ETPs in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of these investments. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies.

Commodity Miner ETFs Risk. The Fund will invest in shares issued by Commodity Miner ETFs. These ETFs are registered under the 1940 Act and are subject to many of the same risks as the Fund, including Market Risk, Current Market Conditions Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk. Please note that as a shareholder in such ETFs, the Fund, like all shareholders in ETFs, will be responsible for paying its pro-rata share of the expenses of such ETFs. In addition, such ETFs invest at least 80% of their assets in securities issued by Precious Metal Mining Companies or ETFs that utilize derivatives to provide inverse or leveraged exposure to Precious Metal Mining Companies. Depending on the underlying asset of such ETFs, Commodity Miner ETFs may also be subject to Gold Risk or Silver Risk. These ETFs are also subject to the risks inherent in investments in Mining Companies, set forth below in “Mining Companies Risk.”

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to gold.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Currency Risk. Investments in currencies involve significant risks that may affect the value of Fund Shares. The Fund’s exposure to foreign currencies subjects it to fluctuations in currency exchange rates relative to the U.S. dollar. Changes in currency values can occur rapidly and unpredictably due to a variety of factors, including changes in interest rates, monetary policy, inflation, political or economic developments, and market perceptions of governmental stability. The Fund is also be exposed to risks associated with government intervention in currency markets, currency controls or restrictions on the repatriation of investment income or capital. The Fund’s net asset value may decline if the value of a non-U.S. currency falls relative to the U.S. dollar.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Custody Risk. The value of the Fund’s investments in such Commodity ETPs is directly dependent on the ability of the ETPs and their custodians to securely store the underlying assets. Precious metals and digital assets (such as bitcoin) are attractive targets for theft, fraud, cyberattacks and other forms of misappropriation. While custodians generally maintain vaulting, technological safeguards, and auditing procedures, no set of protections can eliminate the risk of loss, breach or operational failure. In the case of digital assets such as bitcoin, custodians face heightened risks associated with hacking, malware and unauthorized access to private keys. Assets held in pooled or omnibus accounts, including trading accounts that are not fully segregated, may be particularly vulnerable to counterparty default, commingling, or insolvency. A significant custody breach, whether involving the theft, loss, or destruction of underlying gold, silver, platinum, palladium or bitcoin, could result in catastrophic losses for the affected ETP, impair its ability to meet redemption requests and materially reduce its net asset value. In turn, the Fund’s investment in such ETPs could suffer substantial or total losses, regardless of broader market conditions. Because the Fund relies on third-party custodians selected by the ETPs, it has limited ability to control or monitor the implementation of security procedures, and there can be no assurance that custodians will be successful in safeguarding the assets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Leveraged or Inverse ETF/ETP Risk. Inverse and leveraged ETPs/ETFs seek daily investment results that correspond to a multiple (positive or negative) of the daily performance of a specific benchmark. They are designed to rise or fall in price based on the direction and magnitude of the underlying benchmark’s daily movements. While they are subject to many of the same risks as traditional ETPs/ETFs, inverse and leveraged ETPs/ETFs “reset” over short periods of time, typically daily, meaning they are designed to deliver their stated returns only for the length of their reset periods, and are not intended to achieve their stated objectives intraday or over periods longer than the reset period. Due to the structure of these products, their rebalancing methodologies, and the effect of compounding, extended holdings beyond the reset period can lead to results that differ significantly from the benchmark’s average return or simple multiple over the same period. This difference can be magnified in volatile markets. Additionally, inverse and leveraged ETPs/ETFs may have lower trading volumes, may be less tax efficient than traditional ETPs/ETFs, and may be subject to additional regulation. To the extent that these ETPs/ETFs invest in derivatives, investments in such ETPs/ETFs will be subject to the risks associated with derivatives. For these reasons, inverse and leveraged ETPs/ETFs are typically considered to be riskier investments than traditional ETPs/ETFs.

Liquidity Risk. The Fund may have investments that it may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the investment’s prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail other transaction costs that are higher than those for liquid securities.

Mining Companies Risk. Companies engaged in mining activities are subject to significant risks and uncertainties. Their revenues are highly dependent on the market price of the mined output, which can be volatile and driven by global economic conditions, investor sentiment, technological change and geopolitical developments. Mining operations are capital-intensive and energy-intensive, exposing companies to fluctuations in power costs, equipment availability and financing access. Operational challenges such as equipment failure, downtime, environmental incidents, labor disputes or community opposition can materially reduce output and increase costs. Companies also face evolving regulatory, permitting, tax, and environmental compliance requirements, any of which may restrict operations or impose costly obligations. In addition, concentration of production at limited sites or reliance on a small number of customers, contractors, or counterparties heightens business interruption and credit risk. There can be no assurance that companies will maintain profitability, secure adequate resources, or sustain operations under adverse market or regulatory conditions.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology, or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Adviser or Sub-Adviser to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying reference assets and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

Section 351 Tax Risks. The Fund was initially formed through a transaction that was intended to qualify as a non-taxable transaction under Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). Assuming such transaction was successful, the Fund will inherit the bases of the assets contributed by the initial contributors. The bases of these assets may be below fair market value at the time of the contribution. A sale of the contributed assets could result in a higher level of gain recognition to the Fund than would have occurred if the initial contributors had contributed cash and the Fund had purchased the same assets in the market. Such additional gain may require the Fund to make greater distributions than would otherwise be required, and, potentially, reduce the shareholders’ return on investment. A Section 351 transaction with multiple contributors requires that certain facts would be true in respect of all the initial contributors. If the required conditions are not true in respect of any of the initial contributors, the Section 351 transaction may fail in respect of all the initial contributors, resulting in the initial contributors recognizing gain or loss on the exchange of assets for Fund Shares. If the Section 351 transaction is disqualified, the Fund may have higher bases in its assets that is reflected on its records, reducing the amount of gain recognized by the Fund, and converting some distributions that were thought to be capital gain distributions to return of capital distributions. Both the Fund and shareholders may need to amend prior returns if such a result were to occur.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share, and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Sovereign Debt Securities Risk. Sovereign debt securities are issued or guaranteed by governmental entities. Investments in such securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt. Such delays or refusals may be due to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. A governmental entity may default on its obligations or may require renegotiation as to maturity or interest rate units of debt payments. Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. A restricting or default of sovereign debt security may cause additional impacts on financial markets such as downgrades to credit ratings, disruptions in trading markets, reduced liquidity and increase volatility. Additionally, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment-grade.

Structured Product Risk. The Fund may invest in structured products issued by financial institutions, which provide returns linked to the performance of reference assets such as precious metals or cryptocurrencies. Structured products are complex financial instruments that may include derivatives and are designed to achieve specific risk-return profiles, such as limiting losses or capping gains relative to the underlying reference asset. Investments in such products involve significant risks, including issuer credit risk. Structured products are unsecured obligations of the issuing financial institution and the Fund may lose some or all of its investment if the issuer becomes insolvent. Such products also typically seek to modify the performance of the underlying reference asset by using features such as loss limits, gain caps or participation rates. Such features may result in the Fund receiving less than the full appreciation of the reference asset or incurring greater losses than a direct investment. Structured products may be illiquid and not actively traded in secondary markets, potentially affecting the Fund’s ability to sell such products at desired times or prices. In addition, the value of structured products may be difficult to determine, particularly if there is no active secondary market. Structured products may involve complex terms, conditions, and payoff structures that are difficult to understand and evaluate, and the lack of transparency regarding the underlying components, calculation methodologies, and risk exposures may increase the risk of unexpected losses. Lastly, the tax treatment of structured products may be uncertain and subject to change.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares. Certain of the Fund’s investments may produce income that do not satisfy the RIC income requirements. In general, a RIC must have no more than 10% of its gross income from non-qualifying sources. Subject to certain reasonable cause exceptions, if the Fund has over 10% of its gross income from non-qualifying sources in any taxable year, it will be taxed as a corporation and subject to the regular corporate income tax. A failure to qualify as a RIC may also subject the Fund to certain excise taxes on redemptions of Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers. This risk is heightened for Fund investments in European ETPs. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies.

Volatility Risk. The Fund is expected to experience significant volatility as a result of its exposure to precious metals and cryptocurrencies. Each of these assets is subject to substantial price fluctuations driven by distinct and, at times, uncorrelated factors. While certain of these assets are influenced by global supply and demand dynamics, macroeconomic conditions, currency fluctuations, interest rate changes, inflation expectations, and geopolitical events, others, such as bitcoin, are primarily affected by market sentiment, regulatory developments, technological risks and speculative trading activity. Silver, platinum and palladium are additionally impacted by cyclical industrial demand, substitution effects, and concentrated supply sources, which may amplify volatility. Cryptocurrencies have historically exhibited extreme short-term price swings relative to precious metals, reflecting the evolving regulatory environment, technological infrastructure and concentration of holdings. Correlations among these assets can shift unexpectedly, particularly during periods of market stress, resulting in price movements that may be more severe than those experienced by traditional asset classes. As a result, the Fund’s net asset value may fluctuate significantly over short periods of time, and investors in the Fund should be prepared for the possibility of substantial losses.

Management of the Fund

The Fund is a series of Bitwise Funds Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian, and fund administrative and accounting agent.

Investment Adviser. Bitwise Investment Manager, LLC, 250 Montgomery Street, Suite 200, San Francisco, California 94104, serves as the Fund’s investment adviser. In its capacity as Adviser, BIM manages the Fund’s investments subject to the supervision of the Board. BIM also arranges for transfer agency, custody, fund administration, distribution, and all other services necessary for the Fund to operate. In particular, BIM provides investment and operational oversight.

Investment Sub-Adviser. Proficio Capital Partners LLC, a Delaware limited liability company located at 1 Gateway Center, 300 Washington Street, Suite 951, Newton, Massachusetts 02458, serves as the Fund’s investment sub-adviser in a non-discretionary capacity. Specifically, Proficio is responsible for providing recommendations to the Adviser regarding the management of the investments of the Fund in accordance with the Fund’s investment objectives, policies and restrictions. The Sub-Adviser is an SEC-registered investment adviser formed in 2014 and provides investment advisory services to businesses, foundations, and endowments and to other investment advisors as a sub-advisor. Proficio provides sub-advisory services to privately placed, insurance-dedicated investment funds as well as to a Canadian investment advisor.

Portfolio Managers. Robert Haber, CFA, Matthew Wosk, Sheldon Hanau, Gregory Burke, CFA and Reed Malas, CFA are primarily and jointly responsible for the day-to-day management of the Fund.

●	Robert Haber is the founder, partner, and CIO of Proficio. Most recently, Mr. Haber was the CEO and Chief Financial Officer (“CFO”) of Haber Trilix Advisors. Previously, Mr. Haber was the CIO for Fidelity Investments Canada for 12 years and Head of Equities for Pyramis Global Advisors, the institutional arm of Fidelity Investments. Mr. Haber was also portfolio manager of both the Fidelity Canadian Disciplined Equity Fund and the Fidelity Canadian Balanced Fund from their inception in 1998 through March 2009. Before joining Fidelity, Mr. Haber was a management consultant at McKinsey and a chemical and engineering analyst for Exxon Corporation. Bob holds a Masters in Business Administration from Harvard Business School and a Bachelor’s and Master’s of Science in Chemical Engineering from Tufts University. He is also a Chartered Financial Analyst.

●	Matthew Wosk is founder, partner, and CEO of Proficio. Mr. Wosk serves on Proficio’s investment committee where he splits his time on both public and private investment solutions. Mr. Wosk also serves as the main point of contact for many of Proficio’s largest client families, providing them with guidance on complex financial issues and opportunities. Prior to founding Proficio, Mr. Wosk worked at Goldman Sachs and Credit Suisse for approximately two decades. In his last role at Credit Suisse, Mr.Wosk was responsible for managing the institutional equity team in Boston. Mr. Wosk has experience in a diverse suite of financial products and strategies, including single stock equities, ETFs, indexes, derivatives, prime brokerage, fixed income/credit, trading, and capital market activities. Mr. Wosk holds a Masters in Business Administration from Harvard Business School and an undergraduate degree in business from the University of Western Ontario. Mr. Wosk serves on the Board of Advisors for the New England Center for Children, a school for autism.

●	Sheldon Hanau is CSO, partner and a portfolio manager at Proficio. Mr. Hanau serves on Proficio’s investment committee where he splits his time on both public and private investment solutions. As CSO, Mr. Hanau is responsible for the strategic direction of Proficio and leads the effort in implementing goals for growth, value and vision. Prior to joining Proficio, Mr. Hanau was Managing Director at Wellington Management and the Director of Industry Research for the Americas. In these roles, Mr. Hanau oversaw an investment group comprised of fundamentally-focused, global industry analysts that conducted in-depth research to provide investment recommendations for portfolio managers and analysts across the firm, in addition to managing global and sector research portfolios. Mr. Hanau was a member of Wellington’s Private Equity Oversight Committee, Equity Review Group II, Trading Policy Review Group, Fund Approval and Closure Committee, and Diversity Committee. He was also responsible for attracting and developing the firm’s talent. Mr. Hanau serves as a member of the Beth Israel Deaconess Cancer Center Advisory Board.

●	Gregory Burke is a partner, senior research analyst and portfolio manager at Proficio. Mr. Burke serves as a senior member of the Proficio research team and as portfolio manager of several of Proficio’s commingled products, such as Proficio’s Short Term Alternative Opportunities Fund. In his role, Mr. Burke helps to facilitate the Proficio investment process, overseeing asset allocation of portfolios as well as specific investments across all asset classes. Mr. Burke sits on the investment committee, where he supports the identification and due diligence of public, private, and external manager investments across asset classes. Previously, Mr. Burke worked at Wellington Management on the Fixed Income Desk. Mr. Burke is a CFA and a graduate of Northeastern University.

●	Reed Malas is a Senior Research Analyst at Proficio. He joined Proficio in 2020 and helps oversee Proficio’s hard currency investments, which include precious metals and crypto. Mr. Malas also helps lead Proficio’s structured-products business, where he designs bespoke investment products across asset classes for clients and maintains key relationships with Proficio’s bank counterparties. Mr. Malas helps run Proficio’s income portfolio efforts as well. Mr. Malas sits on Proficio’s investment committee, where he supports the identification and due diligence of public, private, and external manager investments across asset classes. Previously, Mr. Malas worked in Deutsche Bank’s Healthcare Investment Banking group. He is a CFA and a Bucknell University graduate.

For additional information concerning BIM and Proficio, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between BIM and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to BIM in an amount equal to 0.85% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate BIM for the services it provides to the Fund. Out of the unitary management fee, BIM pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, BIM is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between BIM, Proficio and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), BIM has agreed to pay an annual sub-advisory fee to Proficio in an amount based on the Fund’s average daily net assets. BIM is responsible for paying the entirety of Proficio’s sub-advisory fee. The Fund does not directly pay Proficio.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Fund Shares. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local, or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate, or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent. The value of the securities and other assets and liabilities held by the Fund is determined pursuant to valuation policies and procedures approved by the Board.

The Fund’s investments will be valued daily at market value or, in the absence of market value with respect to any securities or options contracts, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Market-value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services.

When market quotations are not readily available or are believed by the Adviser to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by the Adviser in accordance with policies and procedures approved by the Board. The Adviser may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available.

For certain non-U.S. assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant non-U.S. markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of the Fund’s pricing time.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.

Fund Service Providers

The Bank of New York Mellon (“BNY Mellon”), located at 240 Greenwich Street, New York, New York 10286, serves as the Fund’s administrator, custodian and transfer agent. BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

KPMG LLP, 345 Park Avenue, New York, NY 10154, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.BPROetf.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. However, the Fund may rely on statutory exemptions or rules that permit investments in ETFs in excess of the limits imposed by Section 12 of the 1940 Act.

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information is therefore not available.

Bitwise Proficio Currency Debasement ETF (BPRO)

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semiannual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semiannual reports and certain other information are available by calling the Fund at (415) 707-3663 on the Fund’s website at www.BPROetf.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s online EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Bitwise Investment Manager, LLC

250 Montgomery Street, Suite 200

San Francisco, CA 94104

www.bitwiseinvestments.com

SEC File #333-264900

811-23801

Statement of Additional Information

Bitwise Proficio Currency Debasement ETF

(NYSE Arca — BPRO)

January 20, 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated January 20, 2026, as it may be revised from time to time (the “Prospectus”), for the Bitwise Proficio Currency Debasement ETF (the “Fund”), a series of the Bitwise Funds Trust (the “Trust”). The Fund’s Prospectus is hereby incorporated by reference. Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Fund’s Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (866) 880-7228. You may also obtain a Prospectus by visiting the Fund’s website at https://www.BPROetf.com.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the SEC, Commodity Futures Trading Commission (“CFTC”), SEC staff, CFTC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, CFTC, SEC staff, CFTC staff or other authority.

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on April 28, 2022 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 15 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Bitwise Investment Manager, LLC serves as the Fund’s investment adviser (“BIM” or the “Adviser”). Proficio Capital Partners LLC serves as the Fund’s investment sub-adviser (“Proficio” or the “Sub-Adviser”). Foreside Fund Services, LLC, serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

The Fund’s shares (“Fund Shares”) list and principally trade on NYSE Arca, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities, cash and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act (“Rule 6c-11”), the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act.
(2)	The Fund may not borrow money, except as permitted under the 1940 Act.
(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

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(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).
(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.
(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).
(7)	The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will invest 25% or more of its total assets in investments that provide exposure to gold. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities (if any), provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

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Investment Strategies

The Fund is an actively managed ETF that seeks to provide capital appreciation through investments in instruments that are likely to increase in value as a result of a decline in value or purchasing power of major currencies, including the U.S. dollar, a phenomenon referred to as “currency debasement.” Currency debasement may arise as a result of inflation, excessive money supply growth or governmental policies that undermine confidence in major currencies, among other causes. The Adviser and Sub-Adviser seek to construct the Fund’s portfolio such that it has exposure to certain asset classes that are, in the determination of the Adviser and/or Sub-Adviser, best positioned to increase in value as a result of currency debasement. Such assets include precious metals, cryptocurrencies, certain currencies and structured products that seek to provide investment returns consistent with the Fund’s objective.

Types of Investments

Common Stocks. Common stock represents an ownership position in a company. Common stock may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

Exchange-Traded Funds. The Fund will invest in shares issued by ETFs. ETFs are pooled investment vehicles registered under the 1940 Act that issue shares traded on national securities exchanges and are structured to offer investors exposure to diversified portfolios of securities, typically tracking the performance of an underlying index or investment strategy. ETFs are subject to the full regulatory framework of the 1940 Act, including requirements relating to diversification, liquidity, custody of assets, governance and restrictions on affiliated transactions. ETFs are managed by SEC-registered investment advisers and provide investors with protections such as oversight by an independent board of trustees and detailed disclosure of investment risks and expenses. Shares are continuously created and redeemed in large blocks through authorized participants, helping the ETF’s market price remain closely aligned with the value of its underlying portfolio.

Exchange-Traded Products. The Fund will invest in shares issued by ETPs. The ETPs in which the Fund will invest have two different organizational forms. The first are U.S. publicly traded vehicles (“U.S. ETPs”) registered under the Securities Act of 1933 (the “Securities Act”) that issue shares designed to track the performance of an underlying asset, such as commodities or digital assets, but is not itself an investment company under the 1940 Act. Because these products generally hold physical commodities or digital assets rather than securities, they are not subject to the substantive requirements of the 1940 Act, and their sponsors are not required to be registered as investment advisers with the SEC. Nonetheless, U.S. ETPs remain subject to the reporting and informational requirements of the Securities Exchange Act of 1934 (the “Exchange Act”), including ongoing disclosure obligations. In addition to U.S. ETPs, the Fund will also invest in certain Canadian trusts registered in Canada and offered to U.S. investors pursuant to cross-border agreements between U.S. and Canadian regulators (“Canadian ETPs”). Canadian ETPs differ from both U.S. investment companies and U.S.-registered ETPs in that they are regulated primarily under Canadian law, with U.S. investors relying on Canadian disclosure and regulatory oversight, which may not provide the same protections as the U.S. securities and investment company regulatory frameworks. Certain other ETPs in which the Fund may invest are organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). These ETPs may be structured as exchange-traded notes, exchange-traded products or similar vehicles, and their securities are listed for trading on European regulated markets, such as the SIX Swiss Exchange, Deutsche Börse, or Euronext. Shares or units of these European ETPs represent fractional, undivided beneficial interests in their respective assets. European ETPs are subject to the disclosure and reporting requirements of the relevant European regulatory authorities, which may differ from, and in certain respects be less detailed or less frequent than, the disclosure and reporting obligations applicable to U.S. ETPs or Canadian ETPs.

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Fixed Income Investments and Cash Equivalents. Fixed income investments and cash equivalents held by the Fund may include, without limitation, the types of investments set forth below.

1.	The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal National Mortgage Association (“FNMA”). In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
2.	The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.
3.	The Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.
4.	The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.
5.	The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Fund’s portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by Vident to be of comparable quality.
6.	The Fund may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. It is possible for the Fund to lose money by investing in money market funds.
7.	The Fund may invest in corporate debt securities, as consistent with its investment objective and policies. The Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

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In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Currencies. The Fund may invest in certain currencies.

Options Contracts. The Fund may buy and write (sell) options on specific assets for the purpose of realizing its investment objective. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option, the Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised. Conversely, by buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC. The principal reason for the Fund to write call options on assets held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities (if any), or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Sovereign Debt Securities. The Fund may invest in debt securities issued by (i) governments; (ii) instrumentalities, agencies or other political subdivisions of governments ; (iii) central banks, sovereign entities, supranational issuers or development agencies; or (iv) entities or enterprises organized, owned, backed or sponsored by any of the entities set forth above.

Structured Products. The Fund may invest in structured products issued by financial institutions that provide a return linked to the performance of reference assets such as precious metals or digital assets. Such products may seek to provide returns that modify the performance characteristics of the underlying reference assets, for example, by limiting the losses and/or capping the gains a direct investment would produce.

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

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Investment Risks

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Currency Risk

Currencies are subject to the risk that the value of those currencies relative to the U.S. dollar will fluctuate. Changes in currency exchange rates may adversely affect the value of the Fund’s investments and the Fund’s returns. Currency exchange rates can be influenced by factors such as monetary policy, interest rates, inflation, political and economic developments, and market speculation. The Fund may also be subject to additional transaction costs and risks associated with currency conversion and exchange controls imposed by foreign governments.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The Fund will only invest in exchange-traded futures contracts and will not invest in any over-the-counter derivatives. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of the Sub-Advisor’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers’ judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.
2.	Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. Specifically, a futures commission merchant (“FCM”) or clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM.
3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of the underlying reference asset. This might occur due to factors unrelated to the value of the investments underlying reference asset, such as speculative or other pressures on the markets in which these instruments are traded.
4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearing house is the counterparty of every contract. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

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5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.
6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction.

Exchange-Traded Products Risk

U.S. ETPs are registered under the Securities Act of 1933 but not regulated as investment companies under the 1940 Act involve significant risks that vary depending on the structure of the product and the nature of its underlying assets. Because U.S. ETPs generally hold commodities, digital assets, or other non-security assets, they are not subject to the substantive requirements of the 1940 Act, and their sponsors are not required to register as investment advisers. As a result, investors in U.S. ETPs are primarily reliant on disclosure under the Securities Act and ongoing reporting obligations under the Securities Exchange Act. U.S. ETPs are subject to risks of market volatility, deviations between trading price and underlying asset value, liquidity constraints, and risks associated with the underlying assets themselves. Accordingly, there can be no assurance that an investment in any U.S. ETP will achieve its objectives, and investors may lose some or all of their investment.

Canadian ETPs are often structured as closed-end mutual funds that hold physical commodities. Unlike U.S. ETPs, Canadian ETPs are subject primarily to Canadian securities laws, and U.S. investors must rely on Canadian disclosure standards and regulatory oversight, which may differ materially from those applicable in the United States. Because Canadian ETPs are often structured as closed-end mutual funds rather than open-ended vehicles, their shares may trade at significant premiums or discounts to net asset value, and there can be no assurance that secondary market prices will accurately reflect the value of their underlying assets. These structural and regulatory differences may increase volatility and present unique risks to U.S. investors compared to U.S. ETPs.

For those Commodity ETPs structured as European ETPs, the shares of such ETPs are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. or Canadian standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States or Canada. The legal and regulatory environment for cryptocurrencies and related ETPs in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of these investments. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies.

Exchange-Traded Funds Risk

ETFs are pooled investment vehicles that trade on national securities exchanges and are subject to market volatility, meaning their shares may trade at a premium or discount to net asset value and may experience liquidity constraints during periods of market stress. In addition, ETFs are themselves subject to the risks of their underlying investments, including equity, fixed income, commodity, or other asset class risks, depending on the strategy pursued by the ETF. When the Fund invests in ETFs, Fund shareholders will bear not only their proportionate share of the Fund’s expenses but also, indirectly, the ongoing expenses of the underlying ETFs in which the Fund invests. As a result, an investment in the Fund will be subject to higher costs than if shareholders were to invest directly in the underlying ETFs. There can be no assurance that any ETF will achieve its investment objective or that the Fund’s investment in ETFs will result in a positive return.

Failure to Qualify as a Regulated Investment Company Risk

If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If the Fund fails to qualify as a regulated investment company, distributions to the Fund’s shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Certain of the Fund’s investments may produce income that do not satisfy the RIC income requirements. In general, a RIC must have no more than 10% of its gross income from non-qualifying sources. Subject to certain reasonable cause exceptions, if the Fund has over 10% of its gross income from non-qualifying sources in any taxable year, it will be taxed as a corporation and subject to the regular corporate income tax. A failure to qualify as a RIC may also subject the Fund to certain excise taxes on redemptions of Fund Shares.

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Liquidity Risk

The Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Structured Products Risk

The Fund may invest in structured products issued by financial institutions, which provide returns linked to the performance of reference assets such as precious metals or cryptocurrencies. Structured products are complex financial instruments that may include derivatives and are designed to achieve specific risk-return profiles, such as limiting losses or capping gains relative to the underlying reference asset. Investments in such products involve significant risks, including issuer credit risk. Structured products are unsecured obligations of the issuing financial institution and the Fund may lose some or all of its investment if the issuer becomes insolvent. Such products also typically seek to modify the performance of the underlying reference asset by using features such as loss limits, gain caps or participation rates. Such features may result in the Fund receiving less than the full appreciation of the reference asset or incurring greater losses than a direct investment. Structured products may be illiquid and not actively traded in secondary markets, potentially affecting the Fund’s ability to sell such products at desired times or prices. In addition, the value of structured products may be difficult to determine, particularly if there is no active secondary market. Structured products may involve complex terms, conditions, and payoff structures that are difficult to understand and evaluate, and the lack of transparency regarding the underlying components, calculation methodologies, and risk exposures may increase the risk of unexpected losses. Lastly, the tax treatment of structured products may be uncertain and subject to change.

Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

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Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of BIM or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Paul Fusaro, is an Independent Trustee. Mr. Fusaro is deemed an Interested Trustee of the Trust due to his position as Chief Operating Officer of BIM and President of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Bitwise Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Paul Fusaro(1) c/o Bitwise Investment Manager, LLC 250 Montgomery Street Suite 200 San Francisco, CA 94104 Y.O.B.: 1985	Chairman of the Board of Trustees; President	• Indefinite term • Since inception	President (2021 - present), Chief Operating Officer (2018 – 2021) of Bitwise Asset Management; Chief Operating Officer and Secretary of Bitwise Investment Manager, LLC (2022 – present)	15	None
Independent Trustees
Jena Watson c/o Bitwise Investment Manager, LLC 250 Montgomery Street Suite 200 San Francisco, CA 94104 Y.O.B.: 1972	Trustee	• Indefinite term • Since inception	Partner of ArentFox Shiff LLP (2023 – present); Senior Vice President, Assistant General Counsel and Corporate Secretary of HomeStreet Bank (2021 – 2023); Senior Counsel of Silicon Valley Bank (2018 –2021)	15	City of Belvedere Parks and Open Spaces (2021 – present)

Terrence Olson c/o Bitwise Investment Manager, LLC 250 Montgomery Street Suite 200 San Francisco, CA 94104 Y.O.B.: 1967	Trustee	• Indefinite term • Since inception	Consultant for Two Tides Advisory, LLC (2025 – present); Chief Finance Officer of Andalusian Credit Partners, LLC (2023 – 2024); Chief Operating Officer and Chief Financial Officer of First Eagle Alternative Credit, LLC (2020 – 2021); Chief Operating Officer and Chief Financial Officer of THL Credit Advisors, LLC (2008 – 2020)	15	ISQ Infrastructure Company, LLC (2025 – present)

Tracy Castle-Newman c/o Bitwise Investment Manager, LLC 250 Montgomery Street Suite 200 San Francisco, CA 94104 Y.O.B.: 1968	Trustee	• Indefinite term • Since December 2025	Head of Client Strategy and Business Development of Morgan Stanley (2022 – 2025); Managing Director, Institutional Equity Division, of Morgan Stanley (1996 – 2025); Chief Operating Officer, Equity Distribution, of Morgan Stanley (2009 – 2022); Founder, TCN Advisors (2025 – present)	15	(2025 – present)

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Bitwise Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Officers of the Trust
Jim Gallo (2) c/o Foreside Fund Officer Services, LLC Three Canal Plaza Portland, ME 04101	Treasurer and Principal Financial Officer	• Indefinite term • Since inception	Principal Consultant of ACA Foreside (2022 – present); Vice President and Director of Fund/Client Accounting of Bank of New York Mellon (2002 – 2022)	N/A	N/A

Johanna Collins-Wood c/o Bitwise Investment Manager, LLC 250 Montgomery Street Suite 200 San Francisco, CA 94104	Secretary and Vice President	• Indefinite term • Since inception	General Counsel and Head of Compliance of U.S. Asset Management (2025 – present), Senior Counsel (2021 – 2025), of Bitwise Asset Management; Chief Compliance Officer of Bitwise Investment Manager, LLC (2022 – present); Associate of Wilson, Sonsini Goodrich & Rosati LLP (2019 – 2021)	N/A	N/A

James Bebrin c/o Bitwise Investment Manager, LLC 250 Montgomery Street Suite 200 San Francisco, CA 94104	Assistant Treasurer	• Indefinite term • Since 2022	Director of Controls and Fund Administration of Bitwise Asset Management (2021 – present); Fund Manager of WisdomTree Asset Management (2015 – 2021)	N/A	N/A

Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101 Y.O.B.:1979	Chief Compliance Officer and Anti-Money Laundering Officer	• Indefinite term • Since 2025	Senior Principal Consultant in Fund Officer Services at ACA Group (f/k/a Foreside Financial Group), (2020 – present); Vice President in Compliance & Regulatory Consulting at Duff & Phelps (2018 – 2020)	N/A	N/A

(1)	Mr. Fusaro is deemed an “interested person” of the Trust due to his position as Chief Operating Officer and Secretary of Bitwise Investment Manager, LLC and President of the Trust.
(2)	Mr. Gallo and Mr. Shoffner are employees of Foreside Fund Officer Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC, an affiliate of the Fund’s distributor.

Unitary Board Leadership Structure

Each Trustee serves as a trustee of all funds in the Bitwise Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future Funds advised by BIM (each, a “Bitwise Fund” and collectively, the “Bitwise Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, BIM or any of its affiliates. Mr. Fusaro, an Interested Trustee, serves as the Chair of the Board of Trustees for each Fund in the Bitwise Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Bitwise Fund Complex. The unitary board structure was adopted for the Bitwise Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Bitwise Funds. Each Bitwise Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Bitwise Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Bitwise Funds, including among any such exchange-traded funds, the Board of Trustees of the Bitwise Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Bitwise Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Bitwise Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Bitwise Fund Complex as a whole.

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The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Ms. Watson, Ms. Castle-Newman and Mr. Olson are members of the Nominating Committee, with Ms. Watson serving as its Chair. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. The Nominating Committee will not consider new trustee candidates who are 70 years of age or older or would turn 70 years old during the first three years of their service on the Board of Trustees. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Johanna Collins-Wood, Secretary, at the Trust’s address, 250 Montgomery Street, Suite 200, San Francisco, CA 94104. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Ms. Watson, Ms. Castle-Newman and Mr. Olson serve on the Audit Committee, with Mr. Olson serving as its Chair.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of Foreside Fund Officer Services, LLC (“Foreside Officer Services”) serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and Foreside Officer Services to ensure the Trust complies with Rule 38a-1 under the 1940 Act, Foreside Officer Services has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, Foreside Officer Services designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Mr. Hourihan currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

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Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. Jena Watson is the Chair of the Bitwise Fund Complex Nominating Committee and has served as a Trustee on the Bitwise Funds Trust’s Board of Trustees since 2022. She is currently a partner at ArentFox Schiff LLP, a role she has held since 2023. Prior to joining ArentFox Schiff, Ms. Watson served as the Senior Vice President, Assistant General Counsel and Corporate Secretary for HomeStreet Bank from 2021 to 2023. Ms. Watson served as Senior Counsel for Silicon Valley Bank from 2018 until 2021.

Terrence Olson is the Chair of the Bitwise Fund Complex Audit Committee and has served as a Trustee on the Bitwise Funds Trust’s Board of Trustees since 2022. Mr. Olson currently serves as a consultant for Two Tides Advisory, LLC. Mr. Olson served as the Chief Finance Officer of Andalusian Credit Partners from 2023 to 2024. From 2020 to 2021, Mr. Olson served as the Chief Operating Officer and Chief Financial Officer of First Eagle Alternative Credit, LLC. Prior to that, he served in the same role, Chief Operating Officer and Chief Financial Officer, of THL Credit Advisors, LLC.

Tracy Castle-Newman has served as a Trustee on Bitwise Funds Trust’s Board of Trustees since 2025. Ms. Castle-Newman is the founder of TCN Advisors, which offers coaching, consulting and board advisory services. Prior to founding TCN Advisors, Ms. Castle-Newman served as the Head of Client Strategy and Business Development of Morgan Stanley from 2022 to 2025, and as Managing Director in the Institutional Equity Division of Morgan Stanley from 1996 to 2025. Ms. Castle-Newman also served as the Chief Operating Officer of Global Institutional Equity of Morgan Stanley from 2009 to 2022.

Interested Trustee. Paul (Teddy) Fusaro is the Chair of the Board of Trustees of the Bitwise Fund Complex and serves as the Chief Operating Officer and Secretary of BIM. Mr. Fusaro also serves as the President of Bitwise Asset Management, the parent of BIM, a role in which he has served since 2021. Prior to being appointed President in 2021, Mr. Fusaro served as the Chief Operating Officer of Bitwise Asset Management since 2018. Prior to that, Mr. Fusaro was previously Senior Vice President and Head of Portfolio Management and Capital Markets at IndexIQ, the ETF issuer unit of New York Life Investment Management. Prior to IndexIQ, he was Vice President of Portfolio Management and co-head of Trading and Operations at Direxion Investments.

As of September 11, 2025, each Independent Trustee, except for Jena Watson, is paid a fixed annual retainer of $50,000. Ms. Watson has waived her compensation in connection with her current role as a partner of ArentFox Schiff LLP. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the estimated compensation paid by the Trust each Independent Trustee (excluding reimbursement for travel and out-of-pocket expenses) for services to the Fund and the estimated aggregate compensation paid to them for services to the Bitwise Fund Complex for the fiscal year ended December 31, 2026. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by BIM.

Name of Trustee	Estimated Compensation from The Fund	Estimated Total Compensation from the Bitwise Fund Complex
Jena Watson	$0	$0
Terrence Olson	$3,846	$50,000
Tracey Castle-Newman	$3,846	$50,000

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The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Bitwise Fund Complex as of December 31, 2025:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Bitwise Fund Complex
Interested Trustee
Paul Fusaro	None	None
Independent Trustees
Jena Watson	None	None
Terrence Olson	None	None
Tracy Castle-Newman	None	None

As of December 31, 2025, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

Investment Adviser and Other Service Providers

Investment Adviser. Bitwise Investment Manager, LLC, 250 Montgomery Street, Suite 200, San Francisco, CA 94104, serves as the investment adviser to the Fund. BIM is a Delaware limited liability company with a sole member, Bitwise Asset Management, Inc. BIM discharges its responsibilities subject to the policies of the Board of Trustees. BIM also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between BIM and the Trust, on behalf of the Fund (the “Investment Management Agreement”), BIM oversees the investment of the Fund’s assets and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay BIM an annual management fee equal to 0.85% of its daily net assets.

Under the Investment Management Agreement, BIM shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BIM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to BIM, or by BIM on 60 days’ written notice to the Fund.

Investment Sub-Adviser. BIM has retained Proficio Capital Partners LLC, located at 1 Gateway Center, 300 Washington Street, Suite 951, Newton, Massachusetts 02458, to act as a non-discretionary sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). Specifically, the Sub-Adviser is responsible for providing recommendations to the Adviser regarding the management of the investments of the Fund in accordance with the Fund’s investment objectives, policies and restrictions as provided in the prospectus and this SAI. The Sub-Adviser is an SEC-registered investment adviser formed in 2014 and provides investment advisory services to businesses, foundations, and endowments and to other investment advisors as a sub-advisor. Proficio provides sub-advisory services to privately placed, insurance-dedicated investment funds as well as to a Canadian investment advisor. Matthew Wosk owns in excess of 25% of both the voting and economic interest shares of Proficio.

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Pursuant to the Sub-Advisory Agreement, Proficio has agreed to pay for the services provided by the Sub-Adviser through subadvisory fees. Pursuant to the Sub-Advisory Agreement, BIM has agreed to pay for the services provided by Proficio through sub-advisory fees, which fee is calculated daily and paid monthly, equal to 50% of the management fee collected by BIM from the Fund. BIM is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser.

Portfolio Managers. The portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. There are currently five portfolio managers, as follows:

Robert Haber, CFA. Robert Haber is the founder, partner, and CIO of Proficio. Most recently, Mr. Haber was the CEO and Chief Financial Officer (“CFO”) of Haber Trilix Advisors. Previously, Mr. Haber was the CIO for Fidelity Investments Canada for 12 years and Head of Equities for Pyramis Global Advisors, the institutional arm of Fidelity Investments. Mr. Haber was also portfolio manager of both the Fidelity Canadian Disciplined Equity Fund and the Fidelity Canadian Balanced Fund from their inception in 1998 through March 2009. Before joining Fidelity, Mr. Haber was a management consultant at McKinsey and a chemical and engineering analyst for Exxon Corporation. Bob holds a Masters in Business Administration from Harvard Business School and a Bachelor’s and Master’s of Science in Chemical Engineering from Tufts University. He is also a Chartered Financial Analyst.

Matthew Wosk. Matthew Wosk is founder, partner, and CEO of Proficio. Mr. Wosk serves on Proficio’s investment committee where he splits his time on both public and private investment solutions. Mr. Wosk also serves as the main point of contact for many of Proficio’s largest client families, providing them with guidance on complex financial issues and opportunities. Prior to founding Proficio, Mr. Wosk worked at Goldman Sachs and Credit Suisse for approximately two decades. In his last role at Credit Suisse, Mr.Wosk was responsible for managing the institutional equity team in Boston. Mr. Wosk has experience in a diverse suite of financial products and strategies, including single stock equities, ETFs, indexes, derivatives, prime brokerage, fixed income/credit, trading, and capital market activities. Mr. Wosk holds a Masters in Business Administration from Harvard Business School and an undergraduate degree in business from the University of Western Ontario. Mr. Wosk serves on the Board of Advisors for the New England Center for Children, a school for autism.

Sheldon Hanau. Sheldon Hanau is CSO, partner and a portfolio manager at Proficio. Mr. Hanau serves on Proficio’s investment committee where he splits his time on both public and private investment solutions. As CSO, Mr. Hanau is responsible for the strategic direction of Proficio and leads the effort in implementing goals for growth, value and vision. Prior to joining Proficio, Mr. Hanau was Managing Director at Wellington Management and the Director of Industry Research for the Americas. In these roles, Mr. Hanau oversaw an investment group comprised of fundamentally-focused, global industry analysts that conducted in-depth research to provide investment recommendations for portfolio managers and analysts across the firm, in addition to managing global and sector research portfolios. Mr. Hanau was a member of Wellington’s Private Equity Oversight Committee, Equity Review Group II, Trading Policy Review Group, Fund Approval and Closure Committee, and Diversity Committee. He was also responsible for attracting and developing the firm’s talent. Mr. Hanau serves as a member of the Beth Israel Deaconess Cancer Center Advisory Board.

Gregory Burke, CFA. Gregory Burke is a partner, senior research analyst and portfolio manager at Proficio. Mr. Burke serves as a senior member of the Proficio research team and as portfolio manager of several of Proficio’s commingled products, such as Proficio’s Short Term Alternative Opportunities Fund. In his role, Mr. Burke helps to facilitate the Proficio investment process, overseeing asset allocation of portfolios as well as specific investments across all asset classes. Mr. Burke sits on the investment committee, where he supports the identification and due diligence of public, private, and external manager investments across asset classes. Previously, Mr. Burke worked at Wellington Management on the Fixed Income Desk. Mr. Burke is a CFA and a graduate of Northeastern University.

Reed Malas, CFA. Reed Malas is a Senior Research Analyst at Proficio. He joined Proficio in 2020 and helps oversee Proficio’s hard currency investments, which include precious metals and crypto. Mr. Malas also helps lead Proficio’s structured-products business, where he designs bespoke investment products across asset classes for clients and maintains key relationships with Proficio’s bank counterparties. Mr. Malas helps run Proficio’s income portfolio efforts as well. Mr. Malas sits on Proficio’s investment committee, where he supports the identification and due diligence of public, private, and external manager investments across asset classes. Previously, Mr. Malas worked in Deutsche Bank’s Healthcare Investment Banking group. He is a CFA and a Bucknell University graduate.

Portfolio Manager Compensation. Messrs. Haber, Wosk, Hanau and Burke are members of Proficio Capital Partners LLC. The members receive fixed guaranteed payments as compensation plus an allocated share of the annual net income of Proficio Capital Partners LLC.  Mr. Malas is a salaried employee and is paid a fixed salary. Each is eligible for a discretionary bonus determined by the CEO annually based on how well they and Proficio performed. The Fund’s performance may indirectly impact the amount of the draw they are paid and the amount of bonus they receive but their compensation is not directly tied to the Fund’s pre- or post-tax performance.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

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Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of Decemeber 31, 2025.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Robert Haber	0 ($0)	1 ($60,000,000)	10 ($1,000,000,000)
Matthew Wosk	0 ($0)	1 ($40,000,000)	50 ($1,500,000,000)
Sheldon Hanau	0 ($0)	1 ($30,000,000)	40 ($650,000,000)
Gregory Burke	0 ($0)	2 ($150,000,000)	5 ($300,000,000)
Reed Malas	0 ($0)	0 ($0)	5 ($300,000,000)

Conflicts of Interest. The Adviser’s and Sub-Adviser’s portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, the Adviser and Sub-Adviser do not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser and Sub-Adviser each believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

Fund Administration. The administrator and fund accountant and transfer agent for the Fund is The Bank of New York Mellon, (“BNYM,” “Administrator” or “Fund Accountant”), which has its principal office at 240 Greenwich Street, New York, New York 10286. BNYM provides administrative services pursuant to a fund administration agreement with the Trust (the “Fund Administration and Accounting Agreement”) pursuant to which BNYM provides certain services, including, among others, (i) preparation of certain shareholder reports and communications; (ii) preparation of certain reports and filings with the SEC; (iii) certain net asset value computation services; and (iv) such other services for the Trust as may be mutually agreed upon between the Trust and BNYM.

For its services under the Fund Administration and Accounting Agreement, BNYM is paid an annual fee based on the average net assets of the Fund, subject to a minimum annual fee. Pursuant to the Fund’s unitary management fee structure, BIM is responsible for paying for the services provided by BNYM, and the Fund does not directly pay BNYM.

Transfer and Dividend Agent. The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, serves as the Trust’s transfer and dividend disbursing agent (the “Transfer Agent”). Under its transfer agency agreement with the Trust, BNYM has undertaken with the Trust to provide the following services with respect to the Fund: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

Custodian. The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, serves as custodian (the “Custodian”) for the Fund’s cash and securities. Pursuant to a custodian servicing agreement with the Fund (the “Custodian Agreement”), it is responsible for maintaining the books and records of the Fund’s portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving the assets of the Fund. BNYM may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust.

Distributor. Foreside Fund Services, LLC serves as distributor and principal underwriter of the Creation Units of the Fund. Its principal address is Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described below under the heading “Creation and Redemption of Creation Units.”

BIM may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares. BIM’s available resources to make these payments include profits from advisory fees received from the Fund. The services BIM may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund.

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Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to the Adviser and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund’s futures transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the Adviser considers, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition.

Section 28(e) of the Exchange Act permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (i) furnishing advice as to the value of securities, the advisability of investing, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as “soft dollars.” The Adviser has advised the Board of Trustees that it does not currently intend to use soft dollars.

Notwithstanding the foregoing, in selecting brokers, the Adviser may in the future consider investment and market information and other research, such as economic, securities, and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Adviser or the Trust. In addition, the Adviser must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Fund unless the Adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to BIM under the Investment Management Agreement would not be reduced as a result of receipt by BIM of research services.

The Adviser places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. The Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Adviser believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

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Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at http://www.BPROetf.com. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose on a quarterly basis the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’ Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-PORT and Form N-CSR are available without charge, upon request, by calling (415) 707-3663 or by writing to Bitwise Funds Trust, 250 Montgomery Street, Suite 200, San Francisco, CA 94104.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser and the Sub-Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

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Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Adviser on the voting of proxies relating to securities held by the Fund. The Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Adviser’s general voting policies. The Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Adviser’s consideration of any proxy proposal, and there may be times when the Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.BPROetf.com, by calling (415) 707-3663 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

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Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

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Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of Rule 6c-11 of the 1940 Act and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

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To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution, which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns shares of the Fund generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Fund shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

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Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements. Shareholders receiving distributions in the form of additional Fund shares, rather than cash, generally will have a tax basis in each such share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those Fund shares.

Sale or Exchange of Shares. Upon the sale or other disposition of shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the shares have been held for more than one year. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

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Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

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Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The Board of Trustees has directed that the net asset value of the Fund’s shares (“NAV”) be determined as of the close of regular trading on the New York Stock Exchange on each day that the New York Stock Exchange is open for trading, except on certain days as stated in the Fund’s prospectus (the “Valuation Time”). The Board of Trustees has delegated to the Fund Accountant the responsibility for (1) calculating the Fund’s NAV, and (2) carrying out certain functions relating to the valuation of portfolio securities and other instruments in connection therewith. The Fund Accountant assumes these delegated responsibilities in accordance with the procedures and controls described forth below.

Pursuant to the Fund Administration and Accounting Agreement between the Trust and the Fund Accountant, the Fund Accountant has agreed to assemble the values of the Fund’s portfolio holdings pursuant to the Pricing Procedures (the “Pricing Procedures”) set forth in the Trust’s Compliance Policies and Procedures and compute the NAV of the Fund. The Fund Accountant will compile values for every portfolio security (“Preliminary Value”) in accordance with its “Ordinary Pricing Procedures” or “Fair Valuation Procedures” and test each Preliminary Value for ordinarily priced securities according to its Price Review Process. This process, the “Valuation Process,” will be conducted to determine the value of all securities held in the Fund’s portfolio (“Final Value”). If a Preliminary Value is available and passes the Price Review Process for a security at any given step, the process may be concluded for that security. In the event that a security is unable to be priced daily by any independent pricing agent or independent broker in accordance with the Pricing Procedures and the Adviser believes that it is able to identify a fair market value for the security using a specified methodology until another pricing source is available or the security has been disposed of, the Adviser may direct the Fund Accountant to utilize such a price determined by such methodology.

The Fund Accountant is authorized to employ independent pricing services of the type commonly used in the investment company industry to provide current market values. Absent special circumstances, valuations for a type of instrument should all be made through an independent pricing service approved by the Adviser (“Pricing Services”). The Adviser will consider the qualifications experience, and history of the independent pricing agents; the methods, techniques, inputs and assumptions for different classes of holdings during different market conditions; and the quality of the pricing information provided when approving a particular independent pricing agent. On an ongoing basis, the Adviser, in consultation with the officers of the Trust and with input from the Fund Accountant, shall monitor and evaluate the Fund’s independent pricing agents.

In addition, the Fund Accountant may consider a valuation provided by an independent Valuation Vendor, to provide either a Preliminary Value or to confirm the validity of a Preliminary Value as a Final Price, as provided for in the Pricing Procedures. A “Valuation Vendor” is a non-broker research firm approved by the Adviser for its expertise in providing security valuations through a modeling or evaluation process directly derived from observable and unobservable inputs. A Valuation Vendor utilizes market observables, if available, to determine the value. To the extent that market observables are not available as of the valuation date, the Valuation Vendor may use a statistical model to project the variables based on the historical data. To the extent that historical data is not available, comparable or historical benchmark data may be identified and used for estimation. To the extent comparable valuations are not available, the Valuation Vendor may use industry averages. Other similar methodologies, including the expert evaluation of unobservable inputs by the Valuation Vendor, may also be used to create a value.

Equity Securities (Including American Depositary Receipts, Global Depositary Receipts and Preferred Stock. Securities traded or dealt in upon one or more securities exchange (whether domestic or foreign), except those listed on the National Association of Securities Dealers’ Automated Quotation System (“Nasdaq”), and not subject to restrictions against resale shall be valued at:

A.	Last Traded Price from the exchange in which the security is principally traded, or in the case of:

1.	Nasdaq listed securities - Nasdaq Official Closing Price “NOCP,” when available;
	(1)	Non-U.S. equity securities - prices are based upon primary local market conventions. Depending upon local market convention or regulation, the price may represent the last sale price or the mean between the last bid and ask price as at the close of the appropriate exchange or at designated times as determined by the appropriate governing body. For countries that allow securities to trade on multiple exchanges (e.g. U.S., Japan, Germany and India), the value of the security shall be taken to be the last reported closing price from the security’s primary exchange.
	(2)	Snapshot Price (for markets that have not closed), or if not available and in the absence of a recorded transaction
	(3)	Mean Between Last Bid and Ask;
	(4)	If an Ask price is unavailable, the Last Bid Price.

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An over-the-counter security not traded on an exchange or the Nasdaq is valued at:

1.	Last Traded Price or in the absence of a recorded transaction sale price; or if the last sale price is unavailable,
2.	Mean Between Last Bid and Ask, as quoted;
3.	If an Ask price is unavailable, the Last Bid Price.

The value of portfolio securities traded primarily on foreign exchanges or a foreign over-the-counter market (“Foreign Securities”) may take into account foreign currency exchange activity occurring between the Valuation Time and the close of trading on the foreign exchange where the security being valued trades.

Securities Subject to Tender Offer. Securities held by the Fund, or received as part of a “Creation Order,” that may be subject to an outstanding tender offer, should be priced at the prevailing market price (if available) unless the Adviser and/or the Fund Accountant has determined that the security can and will be tendered. If such a determination has been made, the Adviser may consider whether the security should instead be priced at a value reflective of the tender offer.

Fixed Income Securities. Fixed Income Securities shall be valued by an independent pricing agent or by brokers using the mean between the bid and ask price. Such fixed income securities shall be valued using any of the following methodologies in descending order of preference:

A.	Evaluated Prices from a Pricing Service or the Valuation Vendor - An “Evaluated Price,” such as a Matrix Price, a Modeled Price or broker quoted price may be used as a Preliminary Value. Such Evaluated Prices are created by using various observable inputs including, but not limited to pricing formulas, such as dividend discount models, option valuation formulas and discounted cash flow models that might be applicable.
B.	Broker Quote – For a broker to provide prices, the broker must be a broker who is an over-the-counter market maker known to make markets in the security in question, or to have available a matrix pricing or modeled pricing process adequate for that class of securities. The Adviser will provide names of brokers in order to obtain a Preliminary Value for a security. In collecting price quotes from brokers, the Fund Accountant shall strive to receive both a bid and an ask price from each broker queried for each separate security. If a bid and ask price are received from a broker, the Preliminary Value from that broker will be considered to be the mean of the bid and ask price. If a bid and ask price are not available, a bid price may be considered as that broker’s Preliminary Value, but an ask price alone shall not. In the absence of more detailed information regarding the nature of a quote, a price received from a broker will be considered that Broker’s Preliminary Value. A Matrix or modeled price received by a broker may also be utilized as a Preliminary Value if the broker does not have a broker quote readily available.
C.	Purchase Price - In the event a price cannot be obtained utilizing any of the methodologies described above, a Purchase Price can be used as the Final Value for up to five days from the purchase date, which will be considered a fair valuation and valued according to standing instructions from the Adviser.

Short-Term Debt Instruments. Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at market value using an evaluated mean from an approved Pricing Service.

Derivatives. Futures contracts shall be valued by using readily available market quotations provided by a Pricing Service. Futures contracts are generally valued at the last reported settlement price on the exchange on which they principally trade. If the settlement price is not available, then futures contracts shall be valued at the last traded price. Options traded on an exchange are generally valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Calls written are valued at the last reported bid price, while calls purchased use the last reported ask price. Puts written are valued at the last reported ask price, while puts purchased are priced at the last reported bid price. Foreign currencies shall be translated to U.S. dollars using current exchange rates provided by a Pricing Service. Prices for other derivatives for which no exchange price is available will be provided by a Pricing Service, a Valuation Vendor or a broker quote.

Rights and Warrants. Warrants or rights traded on an exchange are valued based on the last sale price on an exchange on the Valuation Date. If there are no sales on that day, the warrants or rights will be valued at the mean between the last reported bid and ask quotation. For rights and warrants not traded on an exchange, simple arithmetic can be used to price a security that has been created from corporate action related activity on an exchange-traded security where market observable inputs are available and a market price is unavailable. Generally, rights or warrants value will be based on the market value of the underlying securities, less the cost to “subscribe” to the underlying securities (i.e., to exercise the right), adjusted for the subscription ratio (the “Valuation Formula”). The subscription ratio means the number of shares available to purchase per right. A right or warrant shall be valued at zero if: (i) the subscription cost exceeds the market value of the underlying securities; or (ii) the subscription terms are not known. In all cases, these calculations will be performed by the Fund Accountant.

When it is determined by the Adviser that the Fund that is entitled to receive rights or warrants but is not eligible to either subscribe, exercise or sell the rights or warrants (i.e. in cases where U.S. investors cannot hold securities), the rights or warrants shall be assigned a value of zero.

Spot and Forward Currency Exchange Contracts. Spot and forward currency exchange contracts shall be valued using mid evaluation rates at the close of the London Exchange as provided by an approved Pricing Service.

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Other Assets and Liabilities. Other assets (such as receivables and capitalized start-up costs) and liabilities (such as payables and borrowings by a Fund) are to be valued at their book value absent a determination by the Adviser to value them on another basis.

If a price for an equity security cannot be obtained from a pricing agent, the Fund Accountant will promptly notify the Adviser. The Adviser will attempt to identify and provide contact information for at least one independent broker-dealer from whom the Fund Accountant will attempt to receive quotations for the security. The Adviser may act as an intermediary between the Fund Accountant and the independent broker-dealer.

In the event that (1) price quotations or valuations are not readily available using the methodologies described above, (2) readily available price quotations or valuations are not reflective of market value (prices deemed unreliable), or (3) a significant event has been recognized in relation to a security or class of securities, the Adviser shall determine such securities’ fair value in accordance with the Trust’s fair valuation process.

In determining the fair value of securities for which market quotations are not readily available, price quotations or valuations deemed unreliable or a significant event has occurred, the Adviser shall be guided by factors articulated by the SEC from time to time. No single standard for fair valuation can be established. The fair value of a security depends on the circumstances of each individual case and should take into consideration all indications of value available at the time of determination. Generally, “fair value” of a portfolio security represents the amount the owner might reasonably expect to receive for the security upon current sale.

The Adviser may use any item it considers relevant in developing a fair value for a security. The Adviser is under no obligation to align or justify a current day’s fair value with any prior Final Value used for NAV calculation purposes, unless the Adviser determines the prior valuation to be currently relevant.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. KPMG LLP, 345 Park Avenue, New York, NY 10154, serves as the Fund’s independent registered public accounting firm. The firm audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (415) 707-3663 or visit the Fund’s website at www.BPROetf.com. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

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Bitwise Funds Trust

Part C – Other Information

Item 28.	Exhibits

Exhibit No.	Description

a)	Agreement and Declaration of Trust of the Registrant (1)

b)	By-Laws of the Registrant (1)

c)	Not applicable

d)	(1) Investment Management Agreement between the Registrant and Bitwise Investment Manager, LLC (1)

(2)	Amended Schedule A to the Investment Management Agreement between the Registrant and Bitwise Investment Manager, LLC (9)

(3)	Expense Reimbursement/Fee Waiver Agreement between the Registrant and Bitwise Investment Manager, LLC (6)

(4)	Amended Exhibit A to the Expense Reimbursement/Fee Waiver Agreement between the Registrant and Bitwise Investment Manager, LLC (7)

(5)	Investment Management Agreement between Bitwise Investment Manager, LLC and Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC (2)

(6)	Investment Management Agreement between Bitwise Investment Manager, LLC and Bitwise Ethereum Strategy Cayman Subsidiary, LLC (3)

(7)	Investment Management Agreement between Bitwise Investment Manager, LLC and Bitwise Bitcoin and Ether Equal Weight Strategy Cayman Subsidiary, LLC (4)

(8)	Investment Sub-Advisory Agreement between the Registrant, Bitwise Investment Manager, LLC and Vident Advisory, LLC (5)

(9)	Investment Sub-Advisory Agreement between Bitwise Investment Manager, LLC, Vident Advisory, LLC and Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC (5)

(10)	Investment Sub-Advisory Agreement between Bitwise Investment Manager, LLC and Exchange Traded Concepts, LLC (8)

(11)	Form of Investment Sub-Advisory Agreement between Bitwise Investment Manager, LLC and Proficio Capital Partners LLC (9)

e)	(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC (1)

(2)	Amended Exhibit A to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC (9)

f)	Not applicable

g)	(1)	Custody Agreement between the Registrant and The Bank of New York Mellon (1)

(2)	Amended Appendix I to the Custody Agreement between the Registrant and The Bank of New York Mellon (9)

h)	(1)	Fund Administration and Accounting Agreement between the Registrant and the Bank of New York Mellon (1)

(2)	Amended Exhibit A to the Fund Administration and Accounting Agreement between the Registrant and the Bank of New York Mellon (9)

(3)	Transfer Agency Servicing Agreement between the Registrant and The Bank of New York Mellon (1)

(4)	Amended Appendix A to the Transfer Agency Servicing Agreement between the Registrant and The Bank of New York Mellon (9)

(5)	Form of Authorized Participant Agreement (1)

(6)	Subscription Agreement (1)

i)	Opinion of Legal Counsel (9)

j)	Not applicable

k)	Not applicable

l)	Not applicable

m)	Not applicable

n)	Not applicable

o)	Not applicable

p)	(1)	Code of Ethics of Registrant (3)

(2)	Code of Ethics of Bitwise Investment Manager, LLC (1)

(3)	Code of Ethics of Vident Advisory, LLC (5)

(4)	Code of Ethics of Foreside Fund Services, LLC (1)

(5)	Code of Ethics of Proficio Capital Partners LLC (9)

q)	Powers of Attorney (6)

(1)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-264900/Film No. 221273523) filed on September 28, 2022.

(2)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-264900 Film No. 23588172) filed on February 6, 2023.

(3)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-264900/Film No. 231292171) filed on September 29, 2023.

(4)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-264900/Film No. 231292179) filed on September 29, 2023.

(5)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-264900/Film No. 24884558) filed on April 26, 2024.

(6)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-264900/Film No. 25757762) filed on March 20, 2025.

(7)	Previously filed with the Registrant's Registration Statement on Form N-1A (File No. 333-264900/Film No. 25891654) filed on April 30, 2025.

(8)	Previously filed with the Registrant's Registration Statement on Form N-1A (File No. 333-264900/Film No. 251345057) filed on September 25, 2025.

(9)	Filed herewith.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant. Article VII, Section 2 of the Declaration of Trust sets forth the following with regard to indemnification of the Trust’s “Agents” which includes any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise.

(a)       Indemnification by Trust. The Trust shall indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party or is threatened to be made a party to any Proceeding by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Item 31.	Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of Bitwise Investment Manager, LLC (“BIM”), the investment adviser to the Funds, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of BIM is incorporated by reference to the Form ADV filed by BIM with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-126704).

Certain information pertaining to the business and other connections of Proficio Capital Partners LLC (“Proficio”), the investment sub-adviser to the Fund, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of Proficio is incorporated by reference to the Form ADV filed by Proficio with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-106483).

Item 32.	Principal Underwriter

          (a)      Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the Registrant and the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
5.	AdvisorShares Trust
6.	AFA Multi-Manager Credit Fund
7.	AGF Investments Trust
8.	AIM ETF Products Trust
9.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
10.	Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust
11.	Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Core Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ARK Venture Fund
20.	ASYMmetric ETFs Trust
21.	B.A.D. ETF, Series of Listed Funds Trust
22.	Bitwise Funds Trust
23.	Bluestone Community Development Fund

24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
38.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
39.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
40.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
41.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
42.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
43.	Center Coast Brookfield MLP & Energy Infrastructure Fund
44.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
45.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
46.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
47.	Clifford Capital International Value Fund, Series of World Funds Trust
48.	Clifford Capital Partners Fund, Series of World Funds Trust
49.	Cliffwater Corporate Lending Fund
50.	Cliffwater Enhanced Lending Fund
51.	Cohen & Steers Infrastructure Fund, Inc.
52.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
53.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
54.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
55.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
56.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
57.	Davis Fundamental ETF Trust
58.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
59.	Defiance Digital Revolution ETF, Series of ETF Series Solutions
60.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
61.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
62.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
63.	Defiance Quantum ETF, Series of ETF Series Solutions
64.	Direxion Shares ETF Trust
65.	Dividend Performers ETF, Series of Listed Funds Trust
66.	Dodge & Cox Funds
67.	DoubleLine ETF Trust
68.	DoubleLine Opportunistic Credit Fund
69.	DoubleLine Yield Opportunities Fund
70.	Eaton Vance NextShares Trust
71.	Eaton Vance NextShares Trust II
72.	EIP Investment Trust
73.	Ellington Income Opportunities Fund
74.	ETF Opportunities Trust
75.	Evanston Alternative Opportunities Fund
76.	Exchange Listed Funds Trust
77.	Fiera Capital Series Trust
78.	FlexShares Trust
79.	Forum Funds
80.	Forum Funds II
81.	Forum Real Estate Income Fund
82.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
83.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
84.	Grizzle Growth ETF, Series of Listed Funds Trust
85.	Guinness Atkinson Funds
86.	Harbor ETF Trust
87.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
89.	IDX Funds
90.	Innovator ETFs Trust
91.	Ironwood Institutional Multi-Strategy Fund LLC
92.	Ironwood Multi-Strategy Fund LLC
93.	John Hancock Exchange-Traded Fund Trust
94.	Kelly Strategic ETF Trust
95.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
96.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II

97.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
98.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
99.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
100.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
101.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
102.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
103.	Manor Investment Funds
104.	Merk Stagflation ETF, Series of Listed Funds Trust
105.	Milliman Variable Insurance Trust
106.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
107.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
108.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
109.	Morgan Creek-Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
110.	Morningstar Funds Trust
111.	OTG Latin American Fund, Series of World Funds Trust
112.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
113.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
114.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
115.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
118.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
119.	Palmer Square Opportunistic Income Fund
120.	Partners Group Private Income Opportunities, LLC
121.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
122.	Perkins Discovery Fund, Series of World Funds Trust
123.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
124.	Plan Investment Fund, Inc.
125.	PMC Funds, Series of Trust for Professional Managers
126.	Point Bridge America First ETF, Series of ETF Series Solutions
127.	Preferred-Plus ETF, Series of Listed Funds Trust
128.	Putnam ETF Trust
129.	Quaker Investment Trust
130.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
131.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
132.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
133.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
134.	Renaissance Capital Greenwich Funds
135.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
136.	Reynolds Funds, Inc.
137.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
138.	RiverNorth Patriot ETF, Series of Listed Funds Trust
139.	RMB Investors Trust
140.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
141.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
142.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
143.	Roundhill Cannabis ETF, Series of Listed Funds Trust
144.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
145.	Roundhill MEME ETF, Series of Listed Funds Trust
146.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
147.	Roundhill Video Games ETF, Series of Listed Funds Trust
148.	Rule One Fund, Series of World Funds Trust
149.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
150.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
152.	SHP ETF Trust
153.	Six Circles Trust
154.	Sound Shore Fund, Inc.
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategy Shares
160.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
161.	Syntax ETF Trust
162.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
163.	The Community Development Fund
164.	The Finite Solar Finance Fund
165.	The Private Shares Fund
166.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
167.	Third Avenue Trust
168.	Third Avenue Variable Series Trust
169.	Tidal ETF Trust

170.	Tidal Trust II
171.	TIFF Investment Program
172.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.	Timothy Plan International ETF, Series of The Timothy Plan
175.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
176.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
178.	Total Fund Solution
179.	Touchstone ETF Trust
180.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
181.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
182.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
183.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
184.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
185.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
186.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
192.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
195.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
196.	U.S. Global Investors Funds
197.	Union Street Partners Value Fund, Series of World Funds Trust
198.	Variant Alternative Income Fund
199.	Variant Impact Fund
200.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
201.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
202.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
203.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
204.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
205.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
206.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
207.	VictoryShares Protect America ETF, Series of Victory Portfolios II
208.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
209.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
210.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
211.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
212.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
213.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
214.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
215.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
217.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
218.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
219.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
220.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
221.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
222.	Walthausen Funds
223.	West Loop Realty Fund, Series of Investment Managers Series Trust
224.	WisdomTree Trust
225.	WST Investment Trust
226.	XAI Octagon Floating Rate & Alternative Income Term Trust

      (b)       To the best of the Registrant’s knowledge, the following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer

Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President

(c)	Not Applicable.

Item 33.	Location of Accounts and Records

Bitwise Investment Manager, LLC, 250 Montgomery Street, Suite 200, San Francisco, California 94104, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of San Francisco, and State of California on the 16th day of January, 2026.

Bitwise Funds Trust

By:	/s/ Paul Fusaro
Paul Fusaro, President and Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Paul Fusaro	President, Trustee, Chairman	January 16, 2026
Paul Fusaro	(Principal Executive Officer)

Jim Gallo*	Treasurer	January 16, 2026
Jim Gallo	(Principal Financial Officer and Principal Accounting Officer)

Jena Watson*	Trustee	January 16, 2026
Jena Watson

Terrence W. Olson*	Trustee	January 16, 2026
Terrence W. Olson

*	An original power of attorney authorizing Paul Fusaro to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement were previously executed and filed as an exhibit.